UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Balanced Fund -
Class A, Class T, Class B
and Class C

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Class A	1.00%
Actual		$ 1,000.00	$ 1,084.60	$ 5.18
Hypothetical A		$ 1,000.00	$ 1,019.89	$ 5.02
Class T	1.20%
Actual		$ 1,000.00	$ 1,082.80	$ 6.21
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.02
Class B	1.79%
Actual		$ 1,000.00	$ 1,080.10	$ 9.26
Hypothetical A		$ 1,000.00	$ 1,015.96	$ 8.97
Class C	1.74%
Actual		$ 1,000.00	$ 1,079.50	$ 9.00
Hypothetical A		$ 1,000.00	$ 1,016.21	$ 8.72
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,084.90	$ 3.68
Hypothetical A		$ 1,000.00	$ 1,021.33	$ 3.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.2	2.8
Procter & Gamble Co.	1.5	1.3
JPMorgan Chase & Co.	1.3	0.0
QUALCOMM, Inc.	1.3	1.1
Microsoft Corp.	1.3	1.5
	9.6
Top Five Bond Issuers as of February 29, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.7	10.3
Fannie Mae	8.1	13.3
Freddie Mac	3.1	3.5
Ginnie Mae	2.5	2.3
Wachovia Bank Commercial Mortgage Trust	0.6	0.5
	23.0
Top Five Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	13.3	11.6
Financials	13.2	12.4
Energy	9.0	8.4
Health Care	7.4	6.8
Consumer Staples	7.4	7.2
Asset Allocation (% of fund's net assets)
As of February 29, 2012*	As of August 31, 2011**
Stocks and Equity Futures 63.4%	Stocks and Equity Futures 58.0%
Bonds 36.0%	Bonds 44.0%
Convertible Securities 0.0%	Convertible Securities 0.1%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets 0.3%	Short-Term Investments and Net Other Assets*** (2.4)%

* Foreign investments	12.5%	** Foreign investments	12.0%
***Short-Term Investments and Net Other Assets are not included in the pie chart

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.2%
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc.	22,972	$ 1,791
Hotels, Restaurants & Leisure - 1.9%
Arcos Dorados Holdings, Inc.	71,293	1,499
Betfair Group PLC	93,305	1,284
McDonald's Corp.	75,256	7,471
Starbucks Corp.	115,731	5,620
Yum! Brands, Inc.	82,732	5,480
		21,354
Household Durables - 0.0%
Harman International Industries, Inc.	3,051	150
Internet & Catalog Retail - 0.2%
Priceline.com, Inc. (a)	2,800	1,756
Media - 1.6%
Comcast Corp. Class A	161,113	4,733
DIRECTV (a)	136,772	6,335
Legend Pictures LLC (a)(n)(o)	415	311
The Walt Disney Co.	153,458	6,444
		17,823
Multiline Retail - 0.4%
Dollar General Corp. (a)	113,983	4,794
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A	67,129	3,074
Limited Brands, Inc.	53,137	2,472
Lowe's Companies, Inc.	176,162	4,999
TJX Companies, Inc.	152,656	5,589
		16,134
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	29,512	2,206
Under Armour, Inc. Class A (sub. vtg.) (a)	25,875	2,309
		4,515
TOTAL CONSUMER DISCRETIONARY		68,317
CONSUMER STAPLES - 6.9%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	39,226	2,635
Coca-Cola Bottling Co. CONSOLIDATED	5,939	383
Coca-Cola FEMSA SAB de CV sponsored ADR	3,762	372
Coca-Cola Icecek A/S	24,062	309
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	9,770	$ 391
Constellation Brands, Inc. Class A (sub. vtg.) (a)	114,648	2,504
Diageo PLC sponsored ADR	29,163	2,787
Embotelladora Andina SA sponsored ADR	12,352	390
Molson Coors Brewing Co. Class B	51,887	2,280
Monster Beverage Corp. (a)	3,400	194
PepsiCo, Inc.	19,018	1,197
Pernod Ricard SA	18,996	1,965
Remy Cointreau SA	17,090	1,674
The Coca-Cola Co.	186,165	13,005
		30,086
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	159,100	7,175
Drogasil SA	29,800	290
Safeway, Inc.	7,500	161
Walgreen Co.	37,660	1,249
		8,875
Food Products - 0.6%
Bunge Ltd.	18,883	1,271
First Resources Ltd.	126,000	185
Green Mountain Coffee Roasters, Inc. (a)	11,020	716
Nestle SA	21,910	1,339
Orion Corp.	327	207
Pilgrims Pride Corp.	37,302	234
Pilgrims Pride Corp. rights 3/1/12 (a)	37,302	14
Unilever NV (NY Reg.)	60,261	2,007
Viterra, Inc.	17,400	188
		6,161
Household Products - 1.5%
Colgate-Palmolive Co.	2,500	233
Procter & Gamble Co.	233,457	15,763
Spectrum Brands Holdings, Inc. (a)	12,206	347
		16,343
Personal Products - 0.2%
Amoreg	445	98
L'Oreal SA	16,300	1,859
Nu Skin Enterprises, Inc. Class A	8,600	497
		2,454
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	111,754	$ 11,318
Japan Tobacco, Inc.	36	191
Philip Morris International, Inc.	1,600	134
Souza Cruz Industria e Comerico	26,750	400
		12,043
TOTAL CONSUMER STAPLES		75,962
ENERGY - 7.6%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	42,160	2,120
C&J Energy Services, Inc. (e)	20,100	408
Cameron International Corp. (a)	43,747	2,437
Discovery Offshore S.A. (a)(f)	50,600	88
Ensco International Ltd. ADR	44,566	2,598
Halliburton Co.	75,592	2,766
National Oilwell Varco, Inc.	46,472	3,835
Noble Corp.	72,174	2,900
Ocean Rig UDW, Inc. (United States)	40,844	711
Oceaneering International, Inc.	22,577	1,225
Schlumberger Ltd.	33,916	2,632
Transocean Ltd. (United States)	9,464	505
Vantage Drilling Co. (a)	232,300	304
		22,529
Oil, Gas & Consumable Fuels - 5.6%
Alpha Natural Resources, Inc. (a)	57,959	1,076
Anadarko Petroleum Corp.	56,614	4,762
Apache Corp.	45,543	4,915
BP PLC sponsored ADR	72,641	3,426
Canadian Natural Resources Ltd.	22,000	817
Cheniere Energy, Inc. (a)	11,000	165
Cobalt International Energy, Inc. (a)	14,800	445
CVR Energy, Inc. (a)	17,831	485
EV Energy Partners LP	2,600	185
Exxon Mobil Corp.	114,434	9,899
HollyFrontier Corp.	112,322	3,665
InterOil Corp. (a)(e)	20,810	1,251
Marathon Oil Corp.	125,500	4,253
Marathon Petroleum Corp.	76,138	3,164
Niko Resources Ltd.	14,578	689
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	15,272	$ 1,491
Occidental Petroleum Corp.	54,086	5,645
Petrobank Energy & Resources Ltd. (a)	31,113	495
Petrominerales Ltd.	21,000	392
Resolute Energy Corp. (a)	42,703	477
Royal Dutch Shell PLC Class B sponsored ADR	104,212	7,741
Suncor Energy, Inc.	73,590	2,649
Western Refining, Inc. (e)	38,930	707
Williams Companies, Inc.	70,000	2,092
WPX Energy, Inc.	6,951	126
		61,012
TOTAL ENERGY		83,541
FINANCIALS - 9.4%
Capital Markets - 0.9%
Ameriprise Financial, Inc.	21,827	1,217
BlackRock, Inc. Class A	6,038	1,202
Credit Suisse Group	17,043	457
E*TRADE Financial Corp. (a)	35,200	339
Evercore Partners, Inc. Class A	13,500	367
ICAP PLC	55,300	339
Invesco Ltd.	61,762	1,530
Morgan Stanley	45,166	837
State Street Corp.	66,266	2,798
TD Ameritrade Holding Corp.	43,464	811
		9,897
Commercial Banks - 1.5%
CIT Group, Inc. (a)	15,264	621
Comerica, Inc.	22,094	656
FirstMerit Corp.	36,656	588
Huntington Bancshares, Inc.	148,641	869
Regions Financial Corp.	90,600	522
SunTrust Banks, Inc.	63,683	1,462
Synovus Financial Corp. (e)	248,405	527
U.S. Bancorp	321,573	9,454
Wells Fargo & Co.	47,105	1,474
		16,173
Consumer Finance - 1.0%
Capital One Financial Corp.	164,828	8,340
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Credit Saison Co. Ltd.	14,900	$ 297
SLM Corp.	176,712	2,785
		11,422
Diversified Financial Services - 2.4%
African Bank Investments Ltd.	116,600	610
Bank of America Corp.	339,229	2,704
Citigroup, Inc.	243,713	8,121
JPMorgan Chase & Co.	375,566	14,737
NBH Holdings Corp. Class A (a)(f)	28,500	463
		26,635
Insurance - 2.0%
ACE Ltd.	33,269	2,386
Amlin PLC	121,175	677
Berkshire Hathaway, Inc.:
Class A (a)	11	1,297
Class B (a)	41,400	3,248
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,200	2,562
MetLife, Inc.	235,046	9,061
Torchmark Corp.	29,500	1,429
Validus Holdings Ltd.	34,579	1,054
		21,714
Real Estate Investment Trusts - 1.3%
American Capital Agency Corp.	12,700	390
American Tower Corp.	94,927	5,941
Camden Property Trust (SBI)	18,588	1,152
Equity Lifestyle Properties, Inc.	10,100	672
Japan Retail Fund Investment Corp.	275	412
Prologis, Inc.	65,542	2,206
Public Storage	13,383	1,794
Sun Communities, Inc.	2,043	85
The Macerich Co.	38,371	2,072
		14,724
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	28,300	363
PT Lippo Karawaci Tbk	5,927,625	460
		823
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	138,119	$ 2,225
Washington Mutual, Inc. (a)	130,000	5
		2,230
TOTAL FINANCIALS		103,618
HEALTH CARE - 7.1%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	14,049	1,176
Amgen, Inc.	106,624	7,245
AVEO Pharmaceuticals, Inc. (a)	20,971	274
Biogen Idec, Inc. (a)	29,826	3,474
BioMarin Pharmaceutical, Inc. (a)	33,905	1,212
Gilead Sciences, Inc. (a)	80,649	3,670
ONYX Pharmaceuticals, Inc. (a)	14,321	549
		17,600
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	31,422	1,827
Boston Scientific Corp. (a)	130,527	812
Covidien PLC	84,807	4,431
Edwards Lifesciences Corp. (a)	32,346	2,365
Mako Surgical Corp. (a)	32,780	1,282
Quidel Corp. (a)	61,070	866
The Cooper Companies, Inc.	16,667	1,325
Wright Medical Group, Inc. (a)	20,900	346
		13,254
Health Care Providers & Services - 1.6%
CIGNA Corp.	51,966	2,292
Express Scripts, Inc. (a)	15,600	832
Henry Schein, Inc. (a)	34,300	2,539
McKesson Corp.	28,508	2,381
Medco Health Solutions, Inc. (a)	15,252	1,031
Omnicare, Inc.	37,700	1,326
UnitedHealth Group, Inc.	133,151	7,423
		17,824
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	49,619	$ 2,164
Illumina, Inc. (a)	8,800	451
		2,615
Pharmaceuticals - 2.4%
Allergan, Inc.	27,632	2,476
Eli Lilly & Co.	9,800	385
GlaxoSmithKline PLC sponsored ADR	70,531	3,125
Jazz Pharmaceuticals PLC (a)	17,500	918
Merck & Co., Inc.	110,968	4,236
Optimer Pharmaceuticals, Inc. (a)	22,100	283
Pfizer, Inc.	345,237	7,285
Sanofi sponsored ADR	53,300	1,974
Shire PLC sponsored ADR	30,333	3,174
Valeant Pharmaceuticals International, Inc. (Canada) (a)	50,482	2,676
		26,532
TOTAL HEALTH CARE		77,825
INDUSTRIALS - 6.9%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	78,176	4,657
MTU Aero Engines Holdings AG	15,937	1,214
Precision Castparts Corp.	23,735	3,974
Textron, Inc.	111,666	3,072
The Boeing Co.	76,415	5,727
United Technologies Corp.	75,118	6,300
		24,944
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	31,351	1,606
Owens Corning (a)	72,988	2,310
		3,916
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	17,378	1,508
Construction & Engineering - 0.4%
Fluor Corp.	39,700	2,401
Foster Wheeler AG (a)	71,624	1,764
		4,165
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Regal-Beloit Corp.	33,478	$ 2,260
Roper Industries, Inc.	16,084	1,472
		3,732
Industrial Conglomerates - 0.7%
Danaher Corp.	90,922	4,803
General Electric Co.	136,699	2,604
		7,407
Machinery - 1.9%
Caterpillar, Inc.	55,933	6,388
Cummins, Inc.	39,715	4,788
Fanuc Corp.	11,600	2,102
Fiat Industrial SpA (a)	83,400	889
Illinois Tool Works, Inc.	46,923	2,613
Joy Global, Inc.	24,642	2,143
Parker Hannifin Corp.	16,734	1,503
		20,426
Professional Services - 0.1%
CoStar Group, Inc. (a)	5,568	334
Randstad Holding NV	20,156	763
		1,097
Road & Rail - 0.7%
CSX Corp.	138,768	2,916
Union Pacific Corp.	48,668	5,366
		8,282
TOTAL INDUSTRIALS		75,477
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 1.5%
Acme Packet, Inc. (a)	14,379	438
Ciena Corp. (a)	6,285	94
Polycom, Inc. (a)	26,549	548
QUALCOMM, Inc.	228,491	14,208
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	49,740	496
ZTE Corp. (H Shares)	230,600	690
		16,474
Computers & Peripherals - 4.8%
Apple, Inc. (a)	84,801	46,007
EMC Corp. (a)	32,869	910
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Gemalto NV	5,797	$ 331
SanDisk Corp. (a)	104,550	5,171
		52,419
Electronic Equipment & Components - 0.0%
Arrow Electronics, Inc. (a)	8,027	322
Internet Software & Services - 1.1%
Baidu.com, Inc. sponsored ADR (a)	3,600	492
Dice Holdings, Inc. (a)	49,870	443
eBay, Inc. (a)	67,557	2,414
Google, Inc. Class A (a)	7,310	4,519
Mail.ru Group Ltd.:
GDR (a)(f)	20,400	807
GDR (Reg. S) (a)	6,828	270
VeriSign, Inc.	70,453	2,603
Yahoo!, Inc. (a)	50,810	754
		12,302
IT Services - 0.5%
Accenture PLC Class A	96,815	5,764
Semiconductors & Semiconductor Equipment - 2.5%
Amkor Technology, Inc. (a)	75,199	481
Analog Devices, Inc.	154,971	6,076
ARM Holdings PLC sponsored ADR	77,321	2,102
ASAT Holdings Ltd. (a)	6,352	0
ASML Holding NV	16,829	767
Atmel Corp. (a)	81,248	821
Avago Technologies Ltd.	23,048	867
Broadcom Corp. Class A	75,419	2,802
Entropic Communications, Inc. (a)	39,803	245
Fairchild Semiconductor International, Inc. (a)	51,323	749
First Solar, Inc. (a)(e)	6,700	216
International Rectifier Corp. (a)	42,725	959
Marvell Technology Group Ltd. (a)	151,083	2,266
Micron Technology, Inc. (a)	419,569	3,587
NXP Semiconductors NV (a)	69,217	1,717
PMC-Sierra, Inc. (a)	46,105	317
RF Micro Devices, Inc. (a)	187,067	892
Siliconware Precision Industries Co. Ltd. sponsored ADR	42,400	245
Skyworks Solutions, Inc. (a)	61,974	1,671
		26,780
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.6%
Ariba, Inc. (a)	72,667	$ 2,287
Check Point Software Technologies Ltd. (a)	88,318	5,137
Citrix Systems, Inc. (a)	77,871	5,820
Fortinet, Inc. (a)	17,948	485
Intuit, Inc.	22,204	1,284
Microsoft Corp.	431,875	13,708
		28,721
TOTAL INFORMATION TECHNOLOGY		142,782
MATERIALS - 2.1%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	28,109	2,537
E.I. du Pont de Nemours & Co.	86,145	4,380
Eastman Chemical Co.	20,683	1,120
Ecolab, Inc.	40,106	2,406
LyondellBasell Industries NV Class A	15,700	678
Sherwin-Williams Co.	20,499	2,114
The Mosaic Co.	33,086	1,911
		15,146
Containers & Packaging - 0.3%
Ball Corp.	31,692	1,270
Rock-Tenn Co. Class A	23,720	1,672
		2,942
Metals & Mining - 0.4%
First Quantum Minerals Ltd.	83,250	1,904
Goldcorp, Inc.	37,409	1,813
Ivanhoe Mines Ltd. (a)	54,237	941
		4,658
TOTAL MATERIALS		22,746
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	139,683	5,622
Verizon Communications, Inc.	148,516	5,660
		11,282
Wireless Telecommunication Services - 0.2%
Clearwire Corp. Class A (a)	219,230	504
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MetroPCS Communications, Inc. (a)	42,900	$ 442
Sprint Nextel Corp. (a)	89,800	222
TIM Participacoes SA sponsored ADR	13,100	394
		1,562
TOTAL TELECOMMUNICATION SERVICES		12,844
UTILITIES - 2.2%
Electric Utilities - 1.3%
Duke Energy Corp.	142,648	2,984
Edison International	70,610	2,956
FirstEnergy Corp.	78,384	3,472
NextEra Energy, Inc.	63,633	3,787
Progress Energy, Inc.	22,736	1,207
		14,406
Gas Utilities - 0.1%
ONEOK, Inc.	4,737	391
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (a)	14,700	225
Constellation Energy Group, Inc.	70,291	2,549
The AES Corp. (a)	138,655	1,880
		4,654
Multi-Utilities - 0.4%
NiSource, Inc.	26,505	636
PG&E Corp.	11,548	481
Sempra Energy	50,550	2,995
		4,112
TOTAL UTILITIES		23,563
TOTAL COMMON STOCKS (Cost $592,335)		686,675
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a) (Cost $6)	173	$ 0
Nonconvertible Bonds - 7.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 500	670
Comcast Corp.:
4.95% 6/15/16	15	17
5.15% 3/1/20	14	16
5.7% 5/15/18	515	608
6.4% 3/1/40	487	622
6.45% 3/15/37	238	297
Discovery Communications LLC:
3.7% 6/1/15	260	279
6.35% 6/1/40	236	297
NBCUniversal Media LLC:
3.65% 4/30/15	137	147
5.15% 4/30/20	431	498
6.4% 4/30/40	309	387
News America Holdings, Inc. 7.75% 12/1/45	526	632
News America, Inc.:
6.15% 3/1/37	235	271
6.15% 2/15/41	186	221
Time Warner Cable, Inc.:
5.4% 7/2/12	19	19
5.85% 5/1/17	363	427
6.2% 7/1/13	18	19
6.75% 7/1/18	439	540
Time Warner, Inc.:
3.15% 7/15/15	9	10
5.375% 10/15/41	98	109
5.875% 11/15/16	12	14
6.5% 11/15/36	232	283
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
3.5% 4/1/17	$ 583	$ 626
6.75% 10/5/37	105	135
		7,144
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	18	19
TOTAL CONSUMER DISCRETIONARY		7,163
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 2.5% 3/26/13	4	4
FBG Finance Ltd. 5.125% 6/15/15 (f)	23	25
Fortune Brands, Inc.:
5.375% 1/15/16	4	4
5.875% 1/15/36	226	230
6.375% 6/15/14	369	407
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	285	297
		967
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	387	451
6.125% 2/1/18	416	499
6.5% 8/11/17	375	455
		1,405
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	11	12
9.7% 11/10/18	962	1,310
Philip Morris International, Inc. 4.875% 5/16/13	291	307
Reynolds American, Inc.:
6.75% 6/15/17	23	27
7.25% 6/15/37	409	490
		2,146
TOTAL CONSUMER STAPLES		4,518
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (f)	$ 364	$ 391
5.35% 3/15/20 (f)	327	361
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	382
5% 10/1/21	146	152
6.5% 4/1/20	24	27
Noble Holding International Ltd. 3.45% 8/1/15	20	21
Transocean, Inc.:
5.05% 12/15/16	238	260
6.375% 12/15/21	315	372
Weatherford International Ltd.:
4.95% 10/15/13	14	15
5.15% 3/15/13	18	19
		2,000
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	19
6.375% 9/15/17	673	808
Canadian Natural Resources Ltd.:
5.15% 2/1/13	36	37
5.7% 5/15/17	9	11
Duke Energy Field Services:
5.375% 10/15/15 (f)	10	11
6.45% 11/3/36 (f)	375	418
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enbridge Energy Partners LP 4.2% 9/15/21	438	467
Encana Holdings Finance Corp. 5.8% 5/1/14	23	25
Enterprise Products Operating LP 5.6% 10/15/14	16	18
EQT Corp. 4.875% 11/15/21	160	164
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	31	32
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	233
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	357	370
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	156	183
6.85% 1/15/40 (f)	223	295
Nakilat, Inc. 6.067% 12/31/33 (f)	279	300
Nexen, Inc.:
5.2% 3/10/15	7	8
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.: - continued
5.875% 3/10/35	$ 355	$ 383
6.2% 7/30/19	19	23
6.4% 5/15/37	97	111
NGPL PipeCo LLC 6.514% 12/15/12 (f)	89	86
Pemex Project Funding Master Trust 1.1272% 12/3/12 (f)(k)	200	199
Petro-Canada 6.05% 5/15/18	150	182
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	369
5.375% 1/27/21	239	257
5.75% 1/20/20	606	667
6.75% 1/27/41	215	250
7.875% 3/15/19	399	491
Petroleos Mexicanos:
4.875% 1/24/22 (f)	237	248
5.5% 1/21/21	369	404
6% 3/5/20	21	24
6.5% 6/2/41 (f)	460	519
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	202	215
4.25% 9/1/12	16	16
5% 2/1/21	173	195
6.125% 1/15/17	205	236
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	250	254
5.5% 9/30/14 (f)	250	268
6.332% 9/30/27 (f)	380	424
6.75% 9/30/19 (f)	250	296
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	22	22
Schlumberger Investment SA 3.3% 9/14/21 (f)	244	252
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	70
4.6% 6/15/21	90	95
Suncor Energy, Inc. 6.1% 6/1/18	395	482
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	378
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP 5.375% 6/1/21	$ 393	$ 419
XTO Energy, Inc. 4.9% 2/1/14	9	10
		11,271
TOTAL ENERGY		13,271
FINANCIALS - 3.5%
Capital Markets - 0.5%
BlackRock, Inc. 4.25% 5/24/21	165	179
Goldman Sachs Group, Inc.:
5.25% 7/27/21	96	96
5.625% 1/15/17	500	527
5.75% 1/24/22	458	478
5.95% 1/18/18	32	35
6% 6/15/20	600	638
6.15% 4/1/18	36	39
6.75% 10/1/37	187	187
JPMorgan Chase Capital XX 6.55% 9/29/36	235	236
JPMorgan Chase Capital XXV 6.8% 10/1/37	1,000	1,010
Lazard Group LLC:
6.85% 6/15/17	31	34
7.125% 5/15/15	11	12
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	128	122
6.4% 8/28/17	61	64
Morgan Stanley:
4.75% 4/1/14	335	339
5.5% 7/28/21	542	537
6.625% 4/1/18	600	636
		5,169
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17	800	813
Credit Suisse New York Branch 6% 2/15/18	632	666
Discover Bank 8.7% 11/18/19	445	536
Fifth Third Bancorp 8.25% 3/1/38	94	120
Fifth Third Bank 4.75% 2/1/15	250	264
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)	233	231
HBOS PLC 6.75% 5/21/18 (f)	180	162
Huntington Bancshares, Inc. 7% 12/15/20	97	110
JPMorgan Chase Bank 6% 10/1/17	250	281
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.45% 3/3/16	$ 294	$ 323
5.8% 7/1/14	322	348
KeyCorp. 5.1% 3/24/21	192	209
Marshall & Ilsley Bank:
5% 1/17/17	231	247
5.25% 9/4/12	112	114
Regions Bank:
6.45% 6/26/37	402	370
7.5% 5/15/18	282	307
Regions Financial Corp.:
0.7438% 6/26/12 (k)	11	11
5.75% 6/15/15	73	75
7.75% 11/10/14	229	245
UnionBanCal Corp. 5.25% 12/16/13	5	5
Wachovia Corp. 5.625% 10/15/16	27	30
Wells Fargo & Co.:
3.625% 4/15/15	218	234
3.676% 6/15/16	160	171
		5,872
Consumer Finance - 0.3%
Discover Financial Services:
6.45% 6/12/17	1,019	1,119
10.25% 7/15/19	19	24
General Electric Capital Corp.:
2.25% 11/9/15	633	651
2.95% 5/9/16	185	194
3.5% 6/29/15	192	205
6% 8/7/19	1,000	1,166
		3,359
Diversified Financial Services - 0.7%
Bank of America Corp.:
5.65% 5/1/18	205	213
5.75% 12/1/17	1,060	1,110
6.5% 8/1/16	300	324
BP Capital Markets PLC:
3.125% 10/1/15	370	396
3.625% 5/8/14	23	24
4.5% 10/1/20	21	24
4.742% 3/11/21	300	346
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Capital One Capital V 10.25% 8/15/39	$ 178	$ 186
Citigroup, Inc.:
3.953% 6/15/16	397	410
4.5% 1/14/22	50	51
4.75% 5/19/15	1,151	1,220
5.875% 1/30/42	138	147
6.125% 5/15/18	590	659
6.5% 8/19/13	164	174
JPMorgan Chase & Co.:
3.15% 7/5/16	430	443
4.35% 8/15/21	420	441
4.5% 1/24/22	134	142
4.95% 3/25/20	661	717
5.4% 1/6/42	174	188
TECO Finance, Inc.:
4% 3/15/16	96	102
5.15% 3/15/20	141	158
		7,475
Insurance - 0.6%
Allstate Corp.:
5.2% 1/15/42	91	100
6.2% 5/16/14	264	293
American International Group, Inc. 4.875% 9/15/16	257	270
Aon Corp.:
3.125% 5/27/16	376	388
3.5% 9/30/15	151	158
5% 9/30/20	133	149
6.25% 9/30/40	110	137
Assurant, Inc. 5.625% 2/15/14	15	16
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)	12	12
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	421	420
6.5% 3/15/35 (f)	327	343
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	260
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	$ 199	$ 211
MetLife, Inc.:
4.75% 2/8/21	137	152
5.875% 2/6/41	106	130
6.75% 6/1/16	290	347
Metropolitan Life Global Funding I 5.125% 6/10/14 (f)	255	275
Monumental Global Funding III 5.5% 4/22/13 (f)	18	19
New York Life Insurance Co. 6.75% 11/15/39 (f)	130	171
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	222	274
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	203	269
Pacific LifeCorp 6% 2/10/20 (f)	230	251
Prudential Financial, Inc.:
3.625% 9/17/12	500	508
4.5% 11/16/21	250	268
4.75% 9/17/15	500	545
5.15% 1/15/13	26	27
5.8% 11/16/41	262	293
6.2% 11/15/40	134	154
7.375% 6/15/19	120	148
Symetra Financial Corp. 6.125% 4/1/16 (f)	38	39
Unum Group:
5.625% 9/15/20	270	287
7.125% 9/30/16	19	22
		6,942
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	108	109
BRE Properties, Inc. 5.5% 3/15/17	21	23
Developers Diversified Realty Corp.:
4.75% 4/15/18	294	302
5.375% 10/15/12	133	134
7.5% 4/1/17	203	228
Duke Realty LP 4.625% 5/15/13	5	5
Equity One, Inc.:
5.375% 10/15/15	47	50
6.25% 12/15/14	947	1,023
Federal Realty Investment Trust:
5.9% 4/1/20	95	107
6% 7/15/12	23	23
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust 5.75% 11/1/15	$ 50	$ 52
UDR, Inc. 5.5% 4/1/14	498	523
Washington (REIT) 5.25% 1/15/14	10	10
		2,589
Real Estate Management & Development - 0.6%
BioMed Realty LP:
3.85% 4/15/16	390	401
6.125% 4/15/20	126	141
Brandywine Operating Partnership LP:
5.7% 5/1/17	1,000	1,040
5.75% 4/1/12	39	39
Digital Realty Trust LP:
4.5% 7/15/15	172	179
5.25% 3/15/21	201	212
Duke Realty LP:
5.4% 8/15/14	221	236
5.95% 2/15/17	57	63
6.25% 5/15/13	285	300
6.5% 1/15/18	285	323
6.75% 3/15/20	12	14
8.25% 8/15/19	127	158
ERP Operating LP:
4.625% 12/15/21	724	775
4.75% 7/15/20	265	284
5.375% 8/1/16	117	130
5.5% 10/1/12	139	143
5.75% 6/15/17	567	645
Liberty Property LP:
4.75% 10/1/20	394	407
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	322
Mack-Cali Realty LP 7.75% 8/15/19	23	28
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	57	58
5.5% 1/15/14 (f)	6	6
5.7% 4/15/17 (f)	13	13
Simon Property Group LP:
2.8% 1/30/17	82	85
4.125% 12/1/21	229	247
4.2% 2/1/15	138	147
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 456	$ 519
6.15% 11/15/15	33	37
		6,972
TOTAL FINANCIALS		38,378
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	350	366
Celgene Corp. 2.45% 10/15/15	20	21
		387
Health Care Providers & Services - 0.1%
Aristotle Holding, Inc. 4.75% 11/15/21 (f)	378	406
Express Scripts, Inc.:
3.125% 5/15/16	357	369
5.25% 6/15/12	267	270
6.25% 6/15/14	98	108
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	38
4.125% 9/15/20	259	269
		1,460
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	23	25
TOTAL HEALTH CARE		1,872
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	18	19
6.375% 6/1/19 (f)	309	355
		374
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	$ 21	$ 22
6.9% 7/2/19	5	6
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	11	11
8.36% 1/20/19	9	9
		48
TOTAL INDUSTRIALS		422
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	28	30
6% 10/1/12	788	812
		842
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	12	13
4.5% 5/15/21	128	131
5.5% 5/15/12	13	13
		157
TOTAL INFORMATION TECHNOLOGY		999
MATERIALS - 0.3%
Chemicals - 0.2%
Dow Chemical Co.:
4.125% 11/15/21	343	365
4.25% 11/15/20	186	199
4.85% 8/15/12	425	433
5.25% 11/15/41	171	188
7.6% 5/15/14	501	569
		1,754
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	16
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (f)	211	243
ArcelorMittal SA 3.75% 3/1/16	103	103
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (f)	$ 360	$ 369
Rio Tinto Finance Ltd. (United States) 3.75% 9/20/21	246	262
Vale Overseas Ltd. 6.25% 1/23/17	503	581
		1,558
TOTAL MATERIALS		3,328
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.5% 8/15/15	922	963
6.3% 1/15/38	398	491
CenturyLink, Inc.:
6.15% 9/15/19	164	172
6.45% 6/15/21	280	296
7.6% 9/15/39	47	48
Embarq Corp. 7.995% 6/1/36	175	187
Telefonica Emisiones SAU:
5.134% 4/27/20	380	375
5.462% 2/16/21	242	243
Verizon Communications, Inc.:
6.25% 4/1/37	187	229
6.9% 4/15/38	260	343
		3,347
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 2.375% 9/8/16	276	282
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	440	512
6.35% 3/15/40	131	154
Vodafone Group PLC 5% 12/16/13	18	19
		967
TOTAL TELECOMMUNICATION SERVICES		4,314
UTILITIES - 0.7%
Electric Utilities - 0.4%
Alabama Power Co. 3.375% 10/1/20	202	214
Ameren Illinois Co. 6.125% 11/15/17	165	187
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 33	$ 35
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	266	279
6.4% 9/15/20 (f)	569	614
Edison International 3.75% 9/15/17	226	240
EDP Finance BV:
4.9% 10/1/19 (f)	100	79
6% 2/2/18 (f)	147	125
FirstEnergy Corp. 7.375% 11/15/31	449	572
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	99
6.05% 8/15/21	343	391
LG&E and KU Energy LLC:
2.125% 11/15/15	255	254
3.75% 11/15/20	49	50
Nevada Power Co.:
6.5% 5/15/18	165	202
6.5% 8/1/18	12	15
Pacific Gas & Electric Co. 3.25% 9/15/21	59	61
Pepco Holdings, Inc. 2.7% 10/1/15	240	243
Progress Energy, Inc. 6% 12/1/39	260	326
Sierra Pacific Power Co. 5.45% 9/1/13	12	13
		3,999
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	122	126
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	16	17
PPL Energy Supply LLC 6.5% 5/1/18	310	362
PSEG Power LLC 2.75% 9/15/16	90	91
		470
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	136	171
Dominion Resources, Inc.:
2.8793% 9/30/66 (k)	313	266
7.5% 6/30/66 (k)	26	27
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	19	20
National Grid PLC 6.3% 8/1/16	183	212
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
4.45% 12/1/21	$ 155	$ 164
5.4% 7/15/14	11	12
5.45% 9/15/20	148	167
5.8% 2/1/42	199	212
5.95% 6/15/41	396	445
6.25% 12/15/40	81	93
6.4% 3/15/18	11	13
6.8% 1/15/19	677	812
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	21	22
		2,636
TOTAL UTILITIES		7,231
TOTAL NONCONVERTIBLE BONDS (Cost $73,805)		81,496
U.S. Government and Government Agency Obligations - 8.9%

U.S. Government Agency Obligations - 0.1%
Fannie Mae 0.375% 3/16/15	437	435
Tennessee Valley Authority 5.375% 4/1/56	405	527
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		962
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	2,558	3,513
2.125% 2/15/41	1,572	2,168
2.5% 1/15/29	1,051	1,425
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		7,106
U.S. Treasury Obligations - 8.1%
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.09% 5/24/12 (h)	550	550
U.S. Treasury Bonds:
3.125% 2/15/42	774	778
4.375% 5/15/41	10,325	12,974
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
0.125% 12/31/13	$ 4,759	$ 4,744
0.25% 1/31/14	6,248	6,242
0.25% 9/15/14	116	116
0.25% 12/15/14	30	30
0.5% 8/15/14	1,975	1,981
0.625% 7/15/14	2,835	2,853
0.75% 6/15/14	162	163
0.875% 11/30/16	457	458
0.875% 2/28/17	1,960	1,960
1% 9/30/16	934	943
1.375% 11/30/15	271	279
2% 11/15/21	14,219	14,286
2% 2/15/22	1,452	1,454
2.375% 8/31/14	15,000	15,741
2.375% 2/28/15	10,643	11,251
3.125% 5/15/21	11,244	12,480
TOTAL U.S. TREASURY OBLIGATIONS		89,283
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $91,196)		97,351
U.S. Government Agency - Mortgage Securities - 5.2%

Fannie Mae - 3.3%
2.303% 6/1/36 (k)	9	10
2.635% 7/1/37 (k)	31	33
3% 3/1/27 (g)	1,000	1,038
3.5% 10/1/40	38	39
3.5% 3/1/42 (g)	5,000	5,168
3.5% 3/1/42 (g)	300	310
3.5% 3/1/42 (g)	2,500	2,584
3.5% 3/1/42 (g)	2,500	2,584
4% 5/1/26 to 11/1/41	2,078	2,200
4.5% 4/1/18 to 9/1/41	5,339	5,731
4.5% 3/1/42 (g)	500	533
5% 8/1/34 to 8/1/38	3,507	3,786
5% 3/1/42 (g)	500	540
5% 3/1/42 (g)	400	432
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 3/1/42 (g)	$ 600	$ 648
5.5% 6/1/33 to 9/1/38	5,258	5,736
6% 11/1/35 to 4/1/40	4,407	4,859
TOTAL FANNIE MAE		36,231
Freddie Mac - 1.1%
3.149% 10/1/35 (k)	26	28
4% 10/1/41	945	1,008
4% 3/1/42 (g)	1,000	1,049
4.5% 5/1/39 to 10/1/41	4,392	4,712
4.5% 3/1/42 (g)	200	212
5% 11/1/35 to 11/1/40	3,003	3,239
5.5% 10/1/38	1,503	1,630
TOTAL FREDDIE MAC		11,878
Ginnie Mae - 0.8%
3.5% 2/15/42	1,600	1,680
4% 1/20/41 to 11/15/41	3,973	4,290
4.5% 6/15/40 to 3/20/41	1,754	1,914
5% 12/15/39 to 8/15/40	870	968
TOTAL GINNIE MAE		8,852
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $56,403)		56,961
Asset-Backed Securities - 0.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.714% 4/25/35 (k)	54	29
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.694% 4/25/35 (k)	5	5
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (k)	23	0*
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (f)	53	53
Class A4, 3% 10/15/15 (f)	160	163
Series 2010-5 Class A4, 1.75% 3/15/16	140	143
Series 2011-1 Class A4, 2.23% 3/15/16	630	650
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (f)	$ 320	$ 326
Series 2011-1 Class A2, 2.15% 1/15/16	310	316
Series 2011-3 Class A2, 1.81% 5/15/16	280	284
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	260	262
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.944% 12/25/33 (k)	4	3
Series 2004-R2 Class M3, 0.794% 4/25/34 (k)	6	2
Series 2005-R2 Class M1, 0.694% 4/25/35 (k)	93	81
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (k)	2	2
Series 2004-W11 Class M2, 0.944% 11/25/34 (k)	25	18
Series 2004-W7 Class M1, 0.794% 5/25/34 (k)	27	19
Series 2006-W4 Class A2C, 0.404% 5/25/36 (k)	60	15
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.069% 4/25/34 (k)	115	78
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (d)(f)(k)	229	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (f)	300	304
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	426	426
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (k)	63	56
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (f)(k)	13	9
Class B, 0.9955% 7/20/39 (f)(k)	12	5
Class C, 1.3455% 7/20/39 (f)(k)	15	0*
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	290	292
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (k)	82	26
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	590	591
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	1,000	1,015
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	15	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.214% 4/25/34 (k)	7	3
Series 2004-4 Class M2, 1.039% 6/25/34 (k)	27	12
Series 2005-3 Class MV1, 0.664% 8/25/35 (k)	10	10
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (k)	$ 2	$ 1
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (k)	13	8
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.069% 3/25/34 (k)	1	0*
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (f)	490	490
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	55	56
Class A4, 2.98% 8/15/14	200	204
Series 2010-B Class A3, 0.98% 10/15/14	270	271
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	340	343
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.734% 1/25/35 (k)	43	14
Class M4, 0.924% 1/25/35 (k)	16	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (f)(k)	106	37
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	51	46
GE Business Loan Trust:
Series 2003-1 Class A, 0.6785% 4/15/31 (f)(k)	10	9
Series 2006-2A:
Class A, 0.4285% 11/15/34 (f)(k)	41	34
Class B, 0.5285% 11/15/34 (f)(k)	15	9
Class C, 0.6285% 11/15/34 (f)(k)	25	12
Class D, 0.9985% 11/15/34 (f)(k)	9	2
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (f)(k)	1	1
Class C, 0.794% 9/25/46 (f)(k)	69	35
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.534% 8/25/33 (k)	32	23
Series 2003-5 Class A2, 0.944% 12/25/33 (k)	1	1
Series 2005-5 Class 2A2, 0.494% 11/25/35 (k)	0*	0*
Series 2006-1 Class 2A3, 0.469% 4/25/36 (k)	14	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (k)	56	16
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	56	56
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.374% 11/25/36 (k)	56	47
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.9038% 12/27/29 (k)	$ 27	$ 24
Series 2006-A Class 2C, 1.7238% 3/27/42 (k)	43	12
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.324% 6/25/34 (k)	4	2
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	1	1
Class C, 5.691% 10/20/28 (f)	0*	0*
Class D, 6.01% 10/20/28 (f)	3	3
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (k)	36	1
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.219% 7/25/34 (k)	4	3
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (k)	62	46
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (k)	65	49
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (k)	3	2
Series 2005-NC1 Class M1, 0.684% 1/25/35 (k)	18	11
Series 2005-NC2 Class B1, 1.414% 3/25/35 (k)	19	2
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (m)	94	6
Series 2006-4 Class D, 1.344% 5/25/32 (k)	32	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.754% 9/25/35 (k)	65	27
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	200	202
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (d)(f)(k)	25	0
Series 2006-1A Class A, 1.6455% 3/20/11 (d)(f)(k)	53	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (k)	1	1
Series 2007-6 Class 2A1, 0.304% 7/25/37 (k)	3	3
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (k)	24	10
Class M4, 1.694% 9/25/34 (k)	31	7
Series 2005-WCH1 Class M4, 1.074% 1/25/36 (k)	67	30
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (k)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.039% 3/25/35 (k)	60	37
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (f)(k)	20	19
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (k)	$ 57	$ 26
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (k)	3	1
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (k)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1425% 4/6/42 (f)(k)	59	2
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	370	371
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	40	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (f)	0*	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.3601% 10/25/44 (f)(k)	81	43
TOTAL ASSET-BACKED SECURITIES (Cost $7,713)		7,873
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.804% 1/25/35 (k)	86	65
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	84	18
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (f)(k)	1	1
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (k)	49	45
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4455% 12/20/54 (f)(k)	271	165
Series 2006-2 Class C1, 1.1855% 12/20/54 (k)	242	148
Series 2006-3 Class C2, 0.7455% 12/20/54 (k)	50	31
Series 2006-4:
Class B1, 0.4255% 12/20/54 (k)	169	142
Class C1, 1.0055% 12/20/54 (k)	103	63
Class M1, 0.5855% 12/20/54 (k)	44	34
Series 2007-1:
Class 1C1, 0.8455% 12/20/54 (k)	84	51
Class 1M1, 0.5455% 12/20/54 (k)	54	41
Class 2C1, 1.2055% 12/20/54 (k)	38	23
Class 2M1, 0.7455% 12/20/54 (k)	70	53
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2 Class 2C1, 0.676% 12/17/54 (k)	$ 97	$ 59
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.0112% 1/20/44 (k)	19	14
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (k)	127	134
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.8155% 8/25/36 (k)	81	61
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	34	39
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (k)	37	22
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (k)	55	37
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.534% 7/25/35 (k)	90	70
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.6048% 7/10/35 (f)(k)	29	23
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (f)(k)	7	7
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (k)	2	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3281% 4/25/33 (k)	19	17
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (k)	148	113
TOTAL PRIVATE SPONSOR		1,477
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17	18	19
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $702)		1,496
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0826% 2/14/43 (k)	55	56
Class A3, 7.1326% 2/14/43 (k)	60	61
Class A6, 7.4526% 2/14/43 (k)	88	90
Class PS1, 1.4363% 2/14/43 (k)(m)	201	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (k)	$ 74	$ 79
Series 2006-5:
Class A2, 5.317% 9/10/47	246	249
Class A3, 5.39% 9/10/47	105	111
Series 2006-6 Class A3, 5.369% 10/10/45	150	160
Series 2007-4 Class A3, 5.9813% 2/10/51 (k)	75	80
Series 2006-6 Class E, 5.619% 10/10/45 (f)	43	9
Series 2007-3:
Class A3, 5.8426% 6/10/49 (k)	125	131
Class A4, 5.8426% 6/10/49 (k)	156	172
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	164	185
Series 2004-2:
Class A3, 4.05% 11/10/38	10	10
Class A4, 4.153% 11/10/38	95	99
Series 2005-1 Class A3, 4.877% 11/10/42	31	31
Series 2007-1 Class A2, 5.381% 1/15/49	77	77
Series 2001-3 Class H, 6.562% 4/11/37 (f)	42	42
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	7	7
Class K, 6.15% 5/11/35 (f)	35	34
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)	233	247
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5585% 3/15/22 (f)(k)	32	31
Class D, 0.6085% 3/15/22 (f)(k)	33	32
Class E, 0.6485% 3/15/22 (f)(k)	27	26
Class F, 0.7185% 3/15/22 (f)(k)	28	27
Class G, 0.7785% 3/15/22 (f)(k)	18	17
Series 2006-BIX1:
Class D, 0.4585% 10/15/19 (f)(k)	54	52
Class E, 0.4885% 10/15/19 (f)(k)	55	52
Class F, 0.5585% 10/15/19 (f)(k)	128	120
Class G, 0.5785% 10/15/19 (f)(k)	49	43
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (f)(k)	3	2
Series 2004-1:
Class A, 0.604% 4/25/34 (f)(k)	39	32
Class B, 2.144% 4/25/34 (f)(k)	4	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2004-1: - continued
Class M1, 0.804% 4/25/34 (f)(k)	$ 4	$ 2
Class M2, 1.444% 4/25/34 (f)(k)	3	2
Series 2005-2A:
Class A1, 0.554% 8/25/35 (f)(k)	62	40
Class M1, 0.674% 8/25/35 (f)(k)	4	2
Class M2, 0.724% 8/25/35 (f)(k)	6	3
Class M3, 0.744% 8/25/35 (f)(k)	3	1
Series 2005-3A:
Class A2, 0.644% 11/25/35 (f)(k)	22	15
Class M1, 0.684% 11/25/35 (f)(k)	3	2
Class M2, 0.734% 11/25/35 (f)(k)	4	2
Class M3, 0.754% 11/25/35 (f)(k)	4	2
Class M4, 0.844% 11/25/35 (f)(k)	5	2
Series 2005-4A:
Class A2, 0.634% 1/25/36 (f)(k)	61	38
Class B1, 1.644% 1/25/36 (f)(k)	5	1
Class M1, 0.694% 1/25/36 (f)(k)	20	8
Class M2, 0.714% 1/25/36 (f)(k)	6	2
Class M3, 0.744% 1/25/36 (f)(k)	9	3
Class M4, 0.854% 1/25/36 (f)(k)	5	1
Class M5, 0.894% 1/25/36 (f)(k)	5	1
Class M6, 0.944% 1/25/36 (f)(k)	5	1
Series 2006-1:
Class A2, 0.604% 4/25/36 (f)(k)	9	7
Class M1, 0.624% 4/25/36 (f)(k)	3	2
Class M2, 0.644% 4/25/36 (f)(k)	4	2
Class M3, 0.664% 4/25/36 (f)(k)	3	2
Class M4, 0.764% 4/25/36 (f)(k)	2	1
Class M5, 0.804% 4/25/36 (f)(k)	2	1
Class M6, 0.884% 4/25/36 (f)(k)	3	1
Series 2006-2A:
Class A1, 0.474% 7/25/36 (f)(k)	159	101
Class A2, 0.524% 7/25/36 (f)(k)	8	5
Class B1, 1.114% 7/25/36 (f)(k)	3	0*
Class B3, 2.944% 7/25/36 (f)(k)	5	0*
Class M1, 0.554% 7/25/36 (f)(k)	9	4
Class M2, 0.574% 7/25/36 (f)(k)	6	2
Class M3, 0.594% 7/25/36 (f)(k)	5	2
Class M4, 0.664% 7/25/36 (f)(k)	3	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2006-2A: - continued
Class M5, 0.714% 7/25/36 (f)(k)	$ 4	$ 1
Class M6, 0.784% 7/25/36 (f)(k)	6	1
Series 2006-3A:
Class B1, 1.044% 10/25/36 (f)(k)	6	0*
Class M4, 0.674% 10/25/36 (f)(k)	7	1
Class M5, 0.724% 10/25/36 (f)(k)	8	1
Class M6, 0.804% 10/25/36 (f)(k)	16	1
Series 2006-4A:
Class A1, 0.474% 12/25/36 (f)(k)	29	19
Class A2, 0.514% 12/25/36 (f)(k)	147	75
Class B1, 0.944% 12/25/36 (f)(k)	5	0*
Class B2, 1.494% 12/25/36 (f)(k)	5	0*
Class B3, 2.694% 12/25/36 (f)(k)	3	0*
Class M1, 0.534% 12/25/36 (f)(k)	9	4
Class M2, 0.554% 12/25/36 (f)(k)	6	2
Class M3, 0.584% 12/25/36 (f)(k)	6	2
Class M4, 0.644% 12/25/36 (f)(k)	8	2
Class M5, 0.684% 12/25/36 (f)(k)	6	1
Class M6, 0.764% 12/25/36 (f)(k)	6	1
Series 2007-1:
Class A2, 0.514% 3/25/37 (f)(k)	32	16
Class B1, 0.914% 3/25/37 (f)(k)	10	1
Class B2, 1.394% 3/25/37 (f)(k)	6	0*
Class M1, 0.514% 3/25/37 (f)(k)	9	3
Class M2, 0.534% 3/25/37 (f)(k)	7	2
Class M3, 0.564% 3/25/37 (f)(k)	6	1
Class M4, 0.614% 3/25/37 (f)(k)	5	1
Class M5, 0.664% 3/25/37 (f)(k)	8	1
Class M6, 0.744% 3/25/37 (f)(k)	11	1
Series 2007-2A:
Class A1, 0.514% 7/25/37 (f)(k)	31	16
Class A2, 0.564% 7/25/37 (f)(k)	28	10
Class B1, 1.844% 7/25/37 (f)(k)	8	0*
Class B2, 2.494% 7/25/37 (f)(k)	3	0*
Class M1, 0.614% 7/25/37 (f)(k)	10	2
Class M2, 0.654% 7/25/37 (f)(k)	5	1
Class M3, 0.734% 7/25/37 (f)(k)	5	0*
Class M4, 0.894% 7/25/37 (f)(k)	11	1
Class M5, 0.994% 7/25/37 (f)(k)	10	1
Class M6, 1.244% 7/25/37 (f)(k)	12	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3:
Class A2, 0.534% 7/25/37 (f)(k)	$ 36	$ 16
Class B1, 1.194% 7/25/37 (f)(k)	7	1
Class B2, 1.844% 7/25/37 (f)(k)	18	1
Class B3, 4.244% 7/25/37 (f)(k)	2	0*
Class M1, 0.554% 7/25/37 (f)(k)	6	2
Class M2, 0.584% 7/25/37 (f)(k)	7	2
Class M3, 0.614% 7/25/37 (f)(k)	11	2
Class M4, 0.744% 7/25/37 (f)(k)	17	3
Class M5, 0.844% 7/25/37 (f)(k)	9	1
Class M6, 1.044% 7/25/37 (f)(k)	7	1
Series 2007-4A:
Class B1, 2.794% 9/25/37 (f)(k)	7	0*
Class M1, 1.194% 9/25/37 (f)(k)	11	1
Class M2, 1.294% 9/25/37 (f)(k)	11	1
Class M4, 1.844% 9/25/37 (f)(k)	28	1
Class M5, 1.994% 9/25/37 (f)(k)	28	1
Class M6, 2.194% 9/25/37 (f)(k)	28	1
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(m)	140	5
Series 2007-5A, Class IO, 4.1484% 10/25/37 (f)(k)(m)	347	33
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (f)(k)	19	18
Class J, 1.0985% 3/15/19 (f)(k)	18	16
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (f)(k)	25	21
Class E, 0.5485% 3/15/22 (f)(k)	128	109
Class F, 0.5985% 3/15/22 (f)(k)	78	65
Class G, 0.6485% 3/15/22 (f)(k)	20	17
Class H, 0.7985% 3/15/22 (f)(k)	25	20
Class J, 0.9485% 3/15/22 (f)(k)	25	19
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	4	4
Series 2004-PWR3 Class A3, 4.487% 2/11/41	22	23
Series 2007-PW16 Class A4, 5.9038% 6/11/40 (k)	44	50
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	277
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (f)(k)(m)	790	9
Series 2006-T22 Class A4, 5.7044% 4/12/38 (k)	9	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.4796% 6/11/50 (f)(k)(m)	$ 5,279	$ 59
Series 2007-T28 Class X2, 0.3272% 9/11/42 (f)(k)(m)	2,840	19
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (f)(k)	33	27
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	88	92
Class XCL, 1.5913% 5/15/35 (f)(k)(m)	308	7
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (f)(k)	9	9
Class H, 0.6235% 8/15/21 (f)(k)	16	15
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	112	106
Series 2007-C6 Class A1, 5.622% 12/10/49 (k)	391	391
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (k)	71	73
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	430	472
Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	78
Class C, 5.476% 12/11/49	141	40
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (k)	75	80
Series 2006-C1 Class B, 5.359% 8/15/48	225	14
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (f)(k)	4	3
Class H, 0.8685% 4/15/17 (f)(k)	8	7
Class J, 1.0985% 4/15/17 (f)(k)	6	4
Series 2005-FL11:
Class C, 0.5485% 11/15/17 (f)(k)	57	53
Class D, 0.5885% 11/15/17 (f)(k)	3	3
Class E, 0.6385% 11/15/17 (f)(k)	11	10
Class F, 0.6985% 11/15/17 (f)(k)	8	7
Class G, 0.7485% 11/15/17 (f)(k)	6	5
Series 2006-FL12 Class AJ, 0.3785% 12/15/20 (f)(k)	107	96
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	$ 214	$ 223
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)	127	124
Class AJFX, 5.478% 2/5/19 (f)	200	199
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (k)	1	1
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)	223	226
Class A3, 5.542% 1/15/49 (k)	150	163
Series 2007-C3 Class A4, 5.9018% 6/15/39 (k)	425	463
Series 2006-C4 Class AAB, 5.439% 9/15/39	260	265
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	68	74
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (f)(k)	268	199
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	4	4
Class A4, 4.75% 1/15/37	35	37
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (k)(m)	29	0*
Series 2001-CKN5 Class AX, 1.9203% 9/15/34 (f)(k)(m)	118	0*
Series 2006-C1 Class A3, 5.5944% 2/15/39 (k)	278	297
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3985% 2/15/22 (f)(k)	28	25
Class C:
0.4185% 2/15/22 (f)(k)	84	75
0.5185% 2/15/22 (f)(k)	30	26
Class F, 0.5685% 2/15/22 (f)(k)	60	52
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40	478	478
Series 2007-C1:
Class ASP, 0.5721% 2/15/40 (k)(m)	1,172	9
Class B, 5.487% 2/15/40 (f)(k)	115	17
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (f)	49	49
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 443	$ 480
Series 2001-1 Class X1, 1.5729% 5/15/33 (f)(k)(m)	86	1
Series 2007-C1 Class XP, 0.3493% 12/10/49 (k)(m)	585	3
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7314% 5/10/43 (k)(m)	260	0*
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (f)(k)	28	27
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	150	154
Series 2007-GG9 Class A4, 5.444% 3/10/39	218	242
Series 2006-GG7 Class A3, 6.079% 7/10/38 (k)	147	147
Series 2007-GG11 Class A1, 0.4565% 12/10/49 (f)(k)(m)	1,591	10
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6325% 6/6/20 (f)(k)	17	16
Class F, 0.7025% 6/6/20 (f)(k)	38	36
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (f)(k)	44	43
Class D, 2.3636% 3/6/20 (f)(k)	117	113
Class F, 2.8433% 3/6/20 (f)(k)	4	4
Class G, 3.0177% 3/6/20 (f)(k)	2	2
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	18	18
Series 2005-GG4 Class XP, 0.8961% 7/10/39 (f)(k)(m)	1,141	2
Series 2006-GG6 Class A2, 5.506% 4/10/38	216	219
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	36	36
Series 2007-GG10 Class A2, 5.778% 8/10/45	25	25
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4185% 11/15/18 (f)(k)	41	38
Class C, 0.4585% 11/15/18 (f)(k)	29	26
Class D, 0.4785% 11/15/18 (f)(k)	9	8
Class E, 0.5285% 11/15/18 (f)(k)	12	11
Class F, 0.5785% 11/15/18 (f)(k)	18	16
Class G, 0.6085% 11/15/18 (f)(k)	16	13
Class H, 0.7485% 11/15/18 (f)(k)	12	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (k)	$ 184	$ 191
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)	29	30
Class A3, 5.336% 5/15/47	31	34
Series 2007-CB19 Class A4, 5.9303% 2/12/49 (k)	263	299
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (k)	205	207
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	145	145
Class A3, 5.42% 1/15/49	414	463
Series 2005-CB13 Class E, 5.5259% 1/12/43 (f)(k)	38	2
Series 2005-LDP3 Class A3, 4.959% 8/15/42	447	456
Series 2006-CB17 Class A3, 5.45% 12/12/43	19	20
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (k)	6	2
Class C, 5.9303% 2/12/49 (k)	17	5
Class D, 5.9303% 2/12/49 (k)	18	2
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)	14	4
Class CS, 5.466% 1/15/49 (k)	6	1
Class ES, 5.7445% 1/15/49 (f)(k)	39	2
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	2	2
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1327% 7/15/44 (k)	58	66
Series 1998-C1 Class D, 6.98% 2/18/30	11	11
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	10	10
Series 2006-C6 Class A2, 5.262% 9/15/39 (k)	6	6
Series 2006-C7:
Class A2, 5.3% 11/15/38	45	45
Class A3, 5.347% 11/15/38	56	63
Series 2007-C1 Class A4, 5.424% 2/15/40	210	237
Series 2007-C2 Class A3, 5.43% 2/15/40	146	162
Series 2005-C3 Class XCP, 0.9042% 7/15/40 (k)(m)	171	0*
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (k)(m)	320	3
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (k)(m)	119	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	$ 94	$ 106
Series 2007-C7:
Class A3, 5.866% 9/15/45	75	85
Class XCP, 0.431% 9/15/45 (k)(m)	5,482	40
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (f)(k)	24	22
Class E, 0.5385% 9/15/21 (f)(k)	86	75
Class F, 0.5885% 9/15/21 (f)(k)	52	43
Class G, 0.6085% 9/15/21 (f)(k)	102	82
Class H, 0.6485% 9/15/21 (f)(k)	26	20
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	133	133
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (k)	51	51
Series 2005-LC1 Class F, 5.5568% 1/12/44 (f)(k)	65	36
Series 2006-C1 Class A2, 5.8093% 5/12/39 (k)	70	72
Series 2007-C1 Class A4, 6.0271% 6/12/50 (k)	284	319
Series 2008-C1 Class A4, 5.69% 2/12/51	160	182
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (k)	11	11
sequential payer:
Series 2006-1 Class A3, 5.6568% 2/12/39 (k)	80	81
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	61	65
Series 2007-5:
Class A3, 5.364% 8/12/48	499	512
Class A4, 5.378% 8/12/48	3	3
Class B, 5.479% 8/12/48	225	56
Series 2007-6 Class A4, 5.485% 3/12/51 (k)	550	596
Series 2007-7 Class A4, 5.81% 6/12/50 (k)	263	284
Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	294	309
Series 2006-4 Class XP, 0.8109% 12/12/49 (k)(m)	893	15
Series 2007-6 Class B, 5.635% 3/12/51 (k)	75	23
Series 2007-7 Class B, 5.9345% 6/12/50 (k)	7	1
Series 2007-8 Class A3, 6.1644% 8/12/49 (k)	65	72
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (f)(k)	16	9
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (f)(k)	43	39
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater: - continued
Series 2007-XLFA: - continued
Class D, 0.439% 10/15/20 (f)(k)	$ 30	$ 27
Class E, 0.499% 10/15/20 (f)(k)	38	32
Class F, 0.549% 10/15/20 (f)(k)	23	17
Class G, 0.589% 10/15/20 (f)(k)	28	20
Class H, 0.679% 10/15/20 (f)(k)	18	10
Class J, 0.829% 10/15/20 (f)(k)	10	4
Class MHRO, 0.939% 10/15/20 (f)(k)	18	15
Class NHRO, 1.139% 10/15/20 (f)(k)	27	22
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	77	78
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)	38	40
Series 2007-IQ13 Class A1, 5.05% 3/15/44	0*	0*
Series 2006-HQ8 Class A3, 5.6512% 3/12/44 (k)	25	25
Series 2006-IQ11:
Class A3, 5.859% 10/15/42 (k)	56	58
Class A4, 5.895% 10/15/42 (k)	23	26
Series 2006-T23 Class A3, 5.986% 8/12/41 (k)	38	40
Series 2007-HQ12 Class A2, 5.7828% 4/12/49 (k)	484	498
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	113	124
Class B, 5.9063% 4/15/49 (k)	18	5
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	552	585
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	4	4
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5696% 9/15/21 (f)(k)	78	61
Class F, 0.6296% 9/15/21 (f)(k)	85	64
Class G, 0.6496% 9/15/21 (f)(k)	80	58
Class J, 0.8896% 9/15/21 (f)(k)	18	8
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (f)(k)	5	5
Class AP2, 1.0485% 6/15/20 (f)(k)	9	8
Class F, 0.7285% 6/15/20 (f)(k)	168	109
Class LXR1, 0.9485% 6/15/20 (f)(k)	9	7
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	57	57
Series 2003-C8 Class A3, 4.445% 11/15/35	271	274
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2006-C29 Class A3, 5.313% 11/15/48	$ 199	$ 205
Series 2007-C30:
Class A3, 5.246% 12/15/43	24	25
Class A4, 5.305% 12/15/43	377	401
Class A5, 5.342% 12/15/43	575	626
Series 2007-C31 Class A4, 5.509% 4/15/47	432	472
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (k)	197	204
Class A3, 5.9287% 6/15/49 (k)	127	140
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(k)	36	36
Series 2005-C19 Class B, 4.892% 5/15/44	75	68
Series 2005-C22:
Class B, 5.5336% 12/15/44 (k)	166	114
Class F, 5.5336% 12/15/44 (f)(k)	125	30
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	350	384
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	225	89
Class D, 5.513% 12/15/43 (k)	120	31
Class XP, 0.6327% 12/15/43 (f)(k)(m)	671	7
Series 2007-C31 Class C, 5.8735% 4/15/47 (k)	21	4
Series 2007-C31A Class A2, 5.421% 4/15/47	1,497	1,556
Series 2007-C32:
Class D, 5.9287% 6/15/49 (k)	56	16
Class E, 5.9287% 6/15/49 (k)	89	22
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0964% 2/15/51 (k)	50	55
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,339)		22,480
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)	100	103
California Gen. Oblig.:
7.5% 4/1/34	465	600
7.55% 4/1/39	90	119
7.6% 11/1/40	125	167
7.625% 3/1/40	100	133
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	$ 260	$ 273
Series 2011, 5.877% 3/1/19	130	144
TOTAL MUNICIPAL SECURITIES (Cost $1,426)		1,539
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 3.25% 9/14/21	147	151
United Mexican States 6.05% 1/11/40	274	334
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $424)		485
Fixed-Income Funds - 11.1%
	Shares
Fidelity High Income Central Fund 2 (l)	251,225	28,150
Fidelity Mortgage Backed Securities Central Fund (l)	866,773	94,036
TOTAL FIXED-INCOME FUNDS (Cost $114,291)		122,186
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.12% (b)	34,397,611	34,398
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,094,212	1,094
TOTAL MONEY MARKET FUNDS (Cost $35,492)		35,492
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $992,132)		1,114,034
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(16,501)
NET ASSETS - 100%		$ 1,097,533
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/42	$ (2,500)	$ (2,584)
3.5% 3/1/42	(2,500)	(2,584)
3.5% 3/1/42	(2,500)	(2,584)
3.5% 3/1/42	(2,500)	(2,584)
4% 3/1/42	(800)	(842)
4% 3/1/42	(700)	(737)
4.5% 3/1/42	(2,800)	(2,984)
4.5% 3/1/42	(2,700)	(2,878)
5% 3/1/42	(1,000)	(1,080)
5% 3/1/42	(3,000)	(3,239)
5% 3/1/42	(1,000)	(1,080)
6% 3/1/42	(3,000)	(3,301)
TOTAL FANNIE MAE		(26,477)
Freddie Mac
5% 3/1/42	(600)	(646)
TOTAL TBA SALE COMMITMENTS (Proceeds $27,100)		$ (27,123)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
125 CME E-mini S&P 500 Index Contracts	March 2012	$ 8,528	$ 282
The face value of futures purchased as a percentage of net assets is 0.8%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $69,000)(j)

	Sept. 2037	$ 162	$ (153)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $47,000)(j)	Sept. 2037	108	(102)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C)(i)	Feb. 2034	1	(1)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C)(i)	Dec. 2034	79	(76)
TOTAL CREDIT DEFAULT SWAPS		$ 350	$ (332)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	7,613	29
		$ 7,963	$ (303)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,307,000 or 1.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $550,000.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $311,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity High Income Central Fund 2	956
Fidelity Mortgage Backed Securities Central Fund	1,442
Fidelity Securities Lending Cash Central Fund	15
Total	$ 2,434
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 25,696	$ 956	$ -	$ 28,150	4.0%
Fidelity Mortgage Backed Securities Central Fund	96,249	1,442	3,986	94,036	0.7%
Total	$ 121,945	$ 2,398	$ 3,986	$ 122,186
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 68,317	$ 68,006	$ -	$ 311
Consumer Staples	75,962	73,313	2,649	-
Energy	83,541	83,541	-	-
Financials	103,618	102,698	457	463
Health Care	77,825	77,825	-	-
Industrials	75,477	75,477	-	-
Information Technology	142,782	142,782	-	-
Materials	22,746	22,746	-	-
Telecommunication Services	12,844	12,844	-	-
Utilities	23,563	23,563	-	-
Corporate Bonds	81,496	-	81,496	-
U.S. Government and Government Agency Obligations	97,351	-	97,351	-
U.S. Government Agency - Mortgage Securities	56,961	-	56,961	-
Asset-Backed Securities	7,873	-	7,404	469
Collateralized Mortgage Obligations	1,496	-	1,455	41
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Commercial Mortgage Securities	$ 22,480	$ -	$ 21,288	$ 1,192
Municipal Securities	1,539	-	1,539	-
Foreign Government and Government Agency Obligations	485	-	485	-
Fixed-Income Funds	122,186	122,186	-	-
Money Market Funds	35,492	35,492	-	-
Total Investments in Securities:	$ 1,114,034	$ 840,473	$ 271,085	$ 2,476
Derivative Instruments:
Assets
Futures Contracts	$ 282	$ 282	$ -	$ -
Swap Agreements	29	-	29	-
Total Assets	$ 311	$ 282	$ 29	$ -
Liabilities
Swap Agreements	$ (332)	$ -	$ (255)	$ (77)
Total Derivative Instruments:	$ (21)	$ 282	$ (226)	$ (77)
Other Financial Instruments:
TBA Sale Commitments	$ (27,123)	$ -	$ (27,123)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,734
Total Realized Gain (Loss)	36
Total Unrealized Gain (Loss)	(222)
Cost of Purchases	1
Proceeds of Sales	(330)
Amortization/Accretion	8
Transfers in to Level 3	994
Transfers out of Level 3	(745)
Ending Balance	$ 2,476
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (210)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (78)
Total Unrealized Gain (Loss)	1
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (77)
Realized gain (loss) on Swap Agreements for the period	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 29, 2012	$ 1

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (332)
Equity Risk
Futures Contracts (a)	282	-
Interest Rate Risk
Swap Agreements (b)	29	-
Total Value of Derivatives	$ 311	$ (332)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	23.4%
AAA,AA,A	4.9%
BBB	4.9%
BB	1.2%
B	1.6%
CCC,CC,C	0.3%
D	0.0%*
Not Rated	0.0%*
Equities	62.6%
Short-Term Investments and Net Other Assets	1.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

* Amount represents less than 0.1%
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
United Kingdom	3.3%
Canada	1.6%
Ireland	1.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	5.6%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,009) - See accompanying schedule: Unaffiliated issuers (cost $842,349)	$ 956,356
Fidelity Central Funds (cost $149,783)	157,678
Total Investments (cost $992,132)		$ 1,114,034
Receivable for investments sold		6,988
Receivable for TBA sale commitments		27,100
Receivable for fund shares sold		2,028
Dividends receivable		1,167
Interest receivable		1,793
Distributions receivable from Fidelity Central Funds		4
Swap agreements, at value		29
Prepaid expenses		2
Other receivables		50
Total assets		1,153,195

Liabilities
Payable to custodian bank	$ 77
Payable for investments purchased Regular delivery	9,337
Delayed delivery	15,121
TBA sale commitments, at value	27,123
Payable for swap agreements	10
Payable for fund shares redeemed	1,399
Swap agreements, at value	332
Accrued management fee	369
Distribution and service plan fees payable	420
Payable for daily variation margin on futures contracts	44
Other affiliated payables	232
Other payables and accrued expenses	104
Collateral on securities loaned, at value	1,094
Total liabilities		55,662

Net Assets		$ 1,097,533
Net Assets consist of:
Paid in capital		$ 1,036,983
Undistributed net investment income		2,566
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(63,890)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		121,874
Net Assets		$ 1,097,533

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($229,403 ÷ 14,387 shares)	$ 15.95

Maximum offering price per share (100/94.25 of $15.95)	$ 16.92
Class T: Net Asset Value and redemption price per share ($716,974 ÷ 44,607 shares)	$ 16.07

Maximum offering price per share (100/96.50 of $16.07)	$ 16.65
Class B: Net Asset Value and offering price per share ($17,956 ÷ 1,127 shares)A	$ 15.93

Class C: Net Asset Value and offering price per share ($76,216 ÷ 4,802 shares)A	$ 15.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($56,984 ÷ 3,521 shares)	$ 16.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Dividends		$ 5,415
Interest		5,257
Income from Fidelity Central Funds		2,434
Total income		13,106

Expenses
Management fee	$ 2,106
Transfer agent fees	1,139
Distribution and service plan fees	2,398
Accounting and security lending fees	216
Custodian fees and expenses	81
Independent trustees' compensation	3
Registration fees	58
Audit	65
Legal	4
Miscellaneous	6
Total expenses before reductions	6,076
Expense reductions	(23)	6,053
Net investment income (loss)		7,053
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,157
Fidelity Central Funds	286
Foreign currency transactions	6
Futures contracts	450
Swap agreements	17
Total net realized gain (loss)		10,916
Change in net unrealized appreciation (depreciation) on: Investment securities	65,642
Assets and liabilities in foreign currencies	(3)
Futures contracts	513
Swap agreements	(17)
Delayed delivery commitments	(120)
Total change in net unrealized appreciation (depreciation)		66,015
Net gain (loss)		76,931
Net increase (decrease) in net assets resulting from operations		$ 83,984

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,053	$ 13,967
Net realized gain (loss)	10,916	100,572
Change in net unrealized appreciation (depreciation)	66,015	8,536
Net increase (decrease) in net assets resulting from operations	83,984	123,075
Distributions to shareholders from net investment income	(7,480)	(13,611)
Distributions to shareholders from net realized gain	-	(697)
Total distributions	(7,480)	(14,308)
Share transactions - net increase (decrease)	4,035	(34,717)
Total increase (decrease) in net assets	80,539	74,050

Net Assets
Beginning of period	1,016,994	942,944
End of period (including undistributed net investment income of $2,566 and undistributed net investment income of $2,993, respectively)	$ 1,097,533	$ 1,016,994

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.83	$ 13.29	$ 12.61	$ 14.55	$ 17.37	$ 16.40
Income from Investment Operations
Net investment income (loss) E	.12	.23	.24	.25	.29	.32
Net realized and unrealized gain (loss)	1.12	1.55	.70	(1.93)	(1.42)	1.84
Total from investment operations	1.24	1.78	.94	(1.68)	(1.13)	2.16
Distributions from net investment income	(.12)	(.23)	(.24)	(.21)	(.36)	(.34)
Distributions from net realized gain	-	(.01)	(.02)	(.05)	(1.33)	(.85)
Total distributions	(.12)	(.24)	(.26) I	(.26)	(1.69)	(1.19)
Net asset value, end of period	$ 15.95	$ 14.83	$ 13.29	$ 12.61	$ 14.55	$ 17.37
Total Return B,C,D	8.46%	13.34%	7.44%	(11.30)%	(7.52)%	13.55%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.06%	.98%	.98%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.06%	.98%	.98%
Expenses net of all reductions	.99% A	.99%	.99%	1.06%	.97%	.97%
Net investment income (loss)	1.56% A	1.53%	1.76%	2.24%	1.82%	1.89%
Supplemental Data
Net assets, end of period (in millions)	$ 229	$ 215	$ 203	$ 213	$ 270	$ 266
Portfolio turnover rate G	130% A	146% J	116%	215% J	103% J	88% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.95	$ 13.40	$ 12.70	$ 14.66	$ 17.49	$ 16.50
Income from Investment Operations
Net investment income (loss) E	.10	.20	.21	.23	.25	.28
Net realized and unrealized gain (loss)	1.13	1.56	.72	(1.95)	(1.44)	1.85
Total from investment operations	1.23	1.76	.93	(1.72)	(1.19)	2.13
Distributions from net investment income	(.11)	(.20)	(.21)	(.19)	(.31)	(.29)
Distributions from net realized gain	-	(.01)	(.02)	(.05)	(1.33)	(.85)
Total distributions	(.11)	(.21)	(.23) I	(.24)	(1.64)	(1.14)
Net asset value, end of period	$ 16.07	$ 14.95	$ 13.40	$ 12.70	$ 14.66	$ 17.49
Total Return B,C,D	8.28%	13.09%	7.32%	(11.54)%	(7.77)%	13.32%
Ratios to Average Net Assets F,H
Expenses before reductions	1.20% A	1.20%	1.23%	1.29%	1.20%	1.20%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.23%	1.29%	1.20%	1.20%
Expenses net of all reductions	1.20% A	1.19%	1.21%	1.29%	1.20%	1.20%
Net investment income (loss)	1.35% A	1.33%	1.54%	2.01%	1.59%	1.66%
Supplemental Data
Net assets, end of period (in millions)	$ 717	$ 673	$ 619	$ 621	$ 778	$ 948
Portfolio turnover rate G	130% A	146% J	116%	215% J	103% J	88% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 13.27	$ 12.58	$ 14.51	$ 17.32	$ 16.35
Income from Investment Operations
Net investment income (loss) E	.06	.11	.13	.16	.16	.18
Net realized and unrealized gain (loss)	1.12	1.54	.71	(1.92)	(1.43)	1.82
Total from investment operations	1.18	1.65	.84	(1.76)	(1.27)	2.00
Distributions from net investment income	(.06)	(.10)	(.13)	(.13)	(.21)	(.18)
Distributions from net realized gain	-	(.01)	(.02)	(.04)	(1.33)	(.85)
Total distributions	(.06)	(.11)	(.15) I	(.17)	(1.54)	(1.03)
Net asset value, end of period	$ 15.93	$ 14.81	$ 13.27	$ 12.58	$ 14.51	$ 17.32
Total Return B,C,D	8.01%	12.42%	6.66%	(11.98)%	(8.31)%	12.59%
Ratios to Average Net Assets F,H
Expenses before reductions	1.79% A	1.80%	1.82%	1.83%	1.79%	1.80%
Expenses net of fee waivers, if any	1.79% A	1.80%	1.82%	1.83%	1.79%	1.80%
Expenses net of all reductions	1.78% A	1.79%	1.81%	1.83%	1.78%	1.80%
Net investment income (loss)	.77% A	.73%	.94%	1.46%	1.00%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 19	$ 24	$ 29	$ 45	$ 64
Portfolio turnover rate G	130% A	146% J	116%	215% J	103% J	88% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 13.23	$ 12.55	$ 14.49	$ 17.30	$ 16.34
Income from Investment Operations
Net investment income (loss) E	.06	.12	.13	.17	.16	.19
Net realized and unrealized gain (loss)	1.11	1.55	.71	(1.93)	(1.41)	1.82
Total from investment operations	1.17	1.67	.84	(1.76)	(1.25)	2.01
Distributions from net investment income	(.07)	(.12)	(.15)	(.13)	(.23)	(.20)
Distributions from net realized gain	-	(.01)	(.02)	(.05)	(1.33)	(.85)
Total distributions	(.07)	(.13)	(.16) I	(.18)	(1.56)	(1.05)
Net asset value, end of period	$ 15.87	$ 14.77	$ 13.23	$ 12.55	$ 14.49	$ 17.30
Total Return B,C,D	7.95%	12.59%	6.69%	(12.02)%	(8.22)%	12.66%
Ratios to Average Net Assets F,H
Expenses before reductions	1.74% A	1.74%	1.76%	1.82%	1.74%	1.75%
Expenses net of fee waivers, if any	1.74% A	1.74%	1.76%	1.82%	1.74%	1.75%
Expenses net of all reductions	1.74% A	1.73%	1.75%	1.81%	1.74%	1.74%
Net investment income (loss)	.81% A	.79%	1.00%	1.48%	1.05%	1.11%
Supplemental Data
Net assets, end of period (in millions)	$ 76	$ 69	$ 62	$ 61	$ 79	$ 82
Portfolio turnover rate G	130% A	146% J	116%	215% J	103% J	88% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.06	$ 13.49	$ 12.79	$ 14.76	$ 17.60	$ 16.60
Income from Investment Operations
Net investment income (loss) D	.14	.28	.28	.28	.33	.38
Net realized and unrealized gain (loss)	1.13	1.57	.72	(1.95)	(1.44)	1.86
Total from investment operations	1.27	1.85	1.00	(1.67)	(1.11)	2.24
Distributions from net investment income	(.15)	(.27)	(.28)	(.25)	(.40)	(.39)
Distributions from net realized gain	-	(.01)	(.02)	(.05)	(1.33)	(.85)
Total distributions	(.15)	(.28)	(.30) H	(.30)	(1.73)	(1.24)
Net asset value, end of period	$ 16.18	$ 15.06	$ 13.49	$ 12.79	$ 14.76	$ 17.60
Total Return B,C	8.49%	13.69%	7.81%	(11.07)%	(7.29)%	13.92%
Ratios to Average Net Assets E,G
Expenses before reductions	.71% A	.71%	.73%	.79%	.71%	.68%
Expenses net of fee waivers, if any	.71% A	.71%	.73%	.79%	.71%	.68%
Expenses net of all reductions	.71% A	.70%	.72%	.78%	.70%	.67%
Net investment income (loss)	1.84% A	1.82%	2.03%	2.51%	2.09%	2.18%
Supplemental Data
Net assets, end of period (in millions)	$ 57	$ 42	$ 34	$ 24	$ 29	$ 32
Portfolio turnover rate F	130% A	146% I	116%	215% I	103% I	88% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share. I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in

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3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to in-kind transactions, futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 130,894
Gross unrealized depreciation	(15,203)
Net unrealized appreciation (depreciation) on securities and other investments	$ 115,691

Tax cost	$ 998,343

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (11,611)
2018	(52,814)
Total with expiration	$ (64,425)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (21)	$ 21
Equity Risk
Futures Contracts	450	513
Interest Rate Risk
Swap Agreements	38	(38)
Totals (a)(b)(c)	$ 467	$ 496

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $450 for futures contracts and $17 for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $513 for futures contracts and $(17) for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the

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5. Derivative Instruments - continued

Futures Contracts - continued

daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Credit Default Swaps - continued

enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the sellers and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $350 representing 0.03% of net assets.

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6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $422,572 and $395,468, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 272	$ 3
Class T	.25%	.25%	1,689	16
Class B	.75%	.25%	88	67
Class C	.75%	.25%	349	46
			$ 2,398	$ 132

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 43
Class T	20
Class B*	17
Class C*	3
$ 83

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 274.25
Class T	699.21
Class B	26.29
Class C	87.25
Institutional Class	53.22
	$ 1,139

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $15. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Class A	$ 1,808	$ 3,331
Class T	4,840	8,883
Class B	72	152
Class C	316	543
Institutional Class	444	702
Total	$ 7,480	$ 13,611
From net realized gain
Class A	$ -	$ 150
Class T	-	459
Class B	-	17
Class C	-	47
Institutional Class	-	24
Total	$ -	$ 697

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class A
Shares sold	1,664	3,246	$ 24,833	$ 48,790
Reinvestment of distributions	117	219	1,714	3,283
Shares redeemed	(1,867)	(4,258)	(27,937)	(63,406)
Net increase (decrease)	(86)	(793)	$ (1,390)	$ (11,333)
Class T
Shares sold	5,394	10,027	$ 81,644	$ 151,785
Reinvestment of distributions	312	586	4,613	8,859
Shares redeemed	(6,112)	(11,835)	(92,332)	(178,889)
Net increase (decrease)	(406)	(1,222)	$ (6,075)	$ (18,245)
Class B
Shares sold	62	81	$ 952	$ 1,198
Reinvestment of distributions	4	10	66	155
Shares redeemed	(195)	(649)	(2,924)	(9,688)
Net increase (decrease)	(129)	(558)	$ (1,906)	$ (8,335)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class C
Shares sold	639	963	$ 9,587	$ 14,419
Reinvestment of distributions	19	35	284	526
Shares redeemed	(505)	(1,060)	(7,508)	(15,781)
Net increase (decrease)	153	(62)	$ 2,363	$ (836)
Institutional Class
Shares sold	1,061	1,080	$ 16,097	$ 16,651
Reinvestment of distributions	29	47	434	711
Shares redeemed	(360)	(877)	(5,488)	(13,330)
Net increase (decrease)	730	250	$ 11,043	$ 4,032

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIG-USAN-0412
1.786777.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Balanced Fund -
Institutional Class

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Class A	1.00%
Actual		$ 1,000.00	$ 1,084.60	$ 5.18
Hypothetical A		$ 1,000.00	$ 1,019.89	$ 5.02
Class T	1.20%
Actual		$ 1,000.00	$ 1,082.80	$ 6.21
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.02
Class B	1.79%
Actual		$ 1,000.00	$ 1,080.10	$ 9.26
Hypothetical A		$ 1,000.00	$ 1,015.96	$ 8.97
Class C	1.74%
Actual		$ 1,000.00	$ 1,079.50	$ 9.00
Hypothetical A		$ 1,000.00	$ 1,016.21	$ 8.72
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,084.90	$ 3.68
Hypothetical A		$ 1,000.00	$ 1,021.33	$ 3.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.2	2.8
Procter & Gamble Co.	1.5	1.3
JPMorgan Chase & Co.	1.3	0.0
QUALCOMM, Inc.	1.3	1.1
Microsoft Corp.	1.3	1.5
	9.6
Top Five Bond Issuers as of February 29, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.7	10.3
Fannie Mae	8.1	13.3
Freddie Mac	3.1	3.5
Ginnie Mae	2.5	2.3
Wachovia Bank Commercial Mortgage Trust	0.6	0.5
	23.0
Top Five Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	13.3	11.6
Financials	13.2	12.4
Energy	9.0	8.4
Health Care	7.4	6.8
Consumer Staples	7.4	7.2
Asset Allocation (% of fund's net assets)
As of February 29, 2012*	As of August 31, 2011**
Stocks and Equity Futures 63.4%	Stocks and Equity Futures 58.0%
Bonds 36.0%	Bonds 44.0%
Convertible Securities 0.0%	Convertible Securities 0.1%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets 0.3%	Short-Term Investments and Net Other Assets*** (2.4)%

* Foreign investments	12.5%	** Foreign investments	12.0%
***Short-Term Investments and Net Other Assets are not included in the pie chart

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.2%
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc.	22,972	$ 1,791
Hotels, Restaurants & Leisure - 1.9%
Arcos Dorados Holdings, Inc.	71,293	1,499
Betfair Group PLC	93,305	1,284
McDonald's Corp.	75,256	7,471
Starbucks Corp.	115,731	5,620
Yum! Brands, Inc.	82,732	5,480
		21,354
Household Durables - 0.0%
Harman International Industries, Inc.	3,051	150
Internet & Catalog Retail - 0.2%
Priceline.com, Inc. (a)	2,800	1,756
Media - 1.6%
Comcast Corp. Class A	161,113	4,733
DIRECTV (a)	136,772	6,335
Legend Pictures LLC (a)(n)(o)	415	311
The Walt Disney Co.	153,458	6,444
		17,823
Multiline Retail - 0.4%
Dollar General Corp. (a)	113,983	4,794
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A	67,129	3,074
Limited Brands, Inc.	53,137	2,472
Lowe's Companies, Inc.	176,162	4,999
TJX Companies, Inc.	152,656	5,589
		16,134
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	29,512	2,206
Under Armour, Inc. Class A (sub. vtg.) (a)	25,875	2,309
		4,515
TOTAL CONSUMER DISCRETIONARY		68,317
CONSUMER STAPLES - 6.9%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	39,226	2,635
Coca-Cola Bottling Co. CONSOLIDATED	5,939	383
Coca-Cola FEMSA SAB de CV sponsored ADR	3,762	372
Coca-Cola Icecek A/S	24,062	309
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	9,770	$ 391
Constellation Brands, Inc. Class A (sub. vtg.) (a)	114,648	2,504
Diageo PLC sponsored ADR	29,163	2,787
Embotelladora Andina SA sponsored ADR	12,352	390
Molson Coors Brewing Co. Class B	51,887	2,280
Monster Beverage Corp. (a)	3,400	194
PepsiCo, Inc.	19,018	1,197
Pernod Ricard SA	18,996	1,965
Remy Cointreau SA	17,090	1,674
The Coca-Cola Co.	186,165	13,005
		30,086
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	159,100	7,175
Drogasil SA	29,800	290
Safeway, Inc.	7,500	161
Walgreen Co.	37,660	1,249
		8,875
Food Products - 0.6%
Bunge Ltd.	18,883	1,271
First Resources Ltd.	126,000	185
Green Mountain Coffee Roasters, Inc. (a)	11,020	716
Nestle SA	21,910	1,339
Orion Corp.	327	207
Pilgrims Pride Corp.	37,302	234
Pilgrims Pride Corp. rights 3/1/12 (a)	37,302	14
Unilever NV (NY Reg.)	60,261	2,007
Viterra, Inc.	17,400	188
		6,161
Household Products - 1.5%
Colgate-Palmolive Co.	2,500	233
Procter & Gamble Co.	233,457	15,763
Spectrum Brands Holdings, Inc. (a)	12,206	347
		16,343
Personal Products - 0.2%
Amoreg	445	98
L'Oreal SA	16,300	1,859
Nu Skin Enterprises, Inc. Class A	8,600	497
		2,454
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	111,754	$ 11,318
Japan Tobacco, Inc.	36	191
Philip Morris International, Inc.	1,600	134
Souza Cruz Industria e Comerico	26,750	400
		12,043
TOTAL CONSUMER STAPLES		75,962
ENERGY - 7.6%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	42,160	2,120
C&J Energy Services, Inc. (e)	20,100	408
Cameron International Corp. (a)	43,747	2,437
Discovery Offshore S.A. (a)(f)	50,600	88
Ensco International Ltd. ADR	44,566	2,598
Halliburton Co.	75,592	2,766
National Oilwell Varco, Inc.	46,472	3,835
Noble Corp.	72,174	2,900
Ocean Rig UDW, Inc. (United States)	40,844	711
Oceaneering International, Inc.	22,577	1,225
Schlumberger Ltd.	33,916	2,632
Transocean Ltd. (United States)	9,464	505
Vantage Drilling Co. (a)	232,300	304
		22,529
Oil, Gas & Consumable Fuels - 5.6%
Alpha Natural Resources, Inc. (a)	57,959	1,076
Anadarko Petroleum Corp.	56,614	4,762
Apache Corp.	45,543	4,915
BP PLC sponsored ADR	72,641	3,426
Canadian Natural Resources Ltd.	22,000	817
Cheniere Energy, Inc. (a)	11,000	165
Cobalt International Energy, Inc. (a)	14,800	445
CVR Energy, Inc. (a)	17,831	485
EV Energy Partners LP	2,600	185
Exxon Mobil Corp.	114,434	9,899
HollyFrontier Corp.	112,322	3,665
InterOil Corp. (a)(e)	20,810	1,251
Marathon Oil Corp.	125,500	4,253
Marathon Petroleum Corp.	76,138	3,164
Niko Resources Ltd.	14,578	689
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	15,272	$ 1,491
Occidental Petroleum Corp.	54,086	5,645
Petrobank Energy & Resources Ltd. (a)	31,113	495
Petrominerales Ltd.	21,000	392
Resolute Energy Corp. (a)	42,703	477
Royal Dutch Shell PLC Class B sponsored ADR	104,212	7,741
Suncor Energy, Inc.	73,590	2,649
Western Refining, Inc. (e)	38,930	707
Williams Companies, Inc.	70,000	2,092
WPX Energy, Inc.	6,951	126
		61,012
TOTAL ENERGY		83,541
FINANCIALS - 9.4%
Capital Markets - 0.9%
Ameriprise Financial, Inc.	21,827	1,217
BlackRock, Inc. Class A	6,038	1,202
Credit Suisse Group	17,043	457
E*TRADE Financial Corp. (a)	35,200	339
Evercore Partners, Inc. Class A	13,500	367
ICAP PLC	55,300	339
Invesco Ltd.	61,762	1,530
Morgan Stanley	45,166	837
State Street Corp.	66,266	2,798
TD Ameritrade Holding Corp.	43,464	811
		9,897
Commercial Banks - 1.5%
CIT Group, Inc. (a)	15,264	621
Comerica, Inc.	22,094	656
FirstMerit Corp.	36,656	588
Huntington Bancshares, Inc.	148,641	869
Regions Financial Corp.	90,600	522
SunTrust Banks, Inc.	63,683	1,462
Synovus Financial Corp. (e)	248,405	527
U.S. Bancorp	321,573	9,454
Wells Fargo & Co.	47,105	1,474
		16,173
Consumer Finance - 1.0%
Capital One Financial Corp.	164,828	8,340
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Credit Saison Co. Ltd.	14,900	$ 297
SLM Corp.	176,712	2,785
		11,422
Diversified Financial Services - 2.4%
African Bank Investments Ltd.	116,600	610
Bank of America Corp.	339,229	2,704
Citigroup, Inc.	243,713	8,121
JPMorgan Chase & Co.	375,566	14,737
NBH Holdings Corp. Class A (a)(f)	28,500	463
		26,635
Insurance - 2.0%
ACE Ltd.	33,269	2,386
Amlin PLC	121,175	677
Berkshire Hathaway, Inc.:
Class A (a)	11	1,297
Class B (a)	41,400	3,248
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,200	2,562
MetLife, Inc.	235,046	9,061
Torchmark Corp.	29,500	1,429
Validus Holdings Ltd.	34,579	1,054
		21,714
Real Estate Investment Trusts - 1.3%
American Capital Agency Corp.	12,700	390
American Tower Corp.	94,927	5,941
Camden Property Trust (SBI)	18,588	1,152
Equity Lifestyle Properties, Inc.	10,100	672
Japan Retail Fund Investment Corp.	275	412
Prologis, Inc.	65,542	2,206
Public Storage	13,383	1,794
Sun Communities, Inc.	2,043	85
The Macerich Co.	38,371	2,072
		14,724
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	28,300	363
PT Lippo Karawaci Tbk	5,927,625	460
		823
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	138,119	$ 2,225
Washington Mutual, Inc. (a)	130,000	5
		2,230
TOTAL FINANCIALS		103,618
HEALTH CARE - 7.1%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	14,049	1,176
Amgen, Inc.	106,624	7,245
AVEO Pharmaceuticals, Inc. (a)	20,971	274
Biogen Idec, Inc. (a)	29,826	3,474
BioMarin Pharmaceutical, Inc. (a)	33,905	1,212
Gilead Sciences, Inc. (a)	80,649	3,670
ONYX Pharmaceuticals, Inc. (a)	14,321	549
		17,600
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	31,422	1,827
Boston Scientific Corp. (a)	130,527	812
Covidien PLC	84,807	4,431
Edwards Lifesciences Corp. (a)	32,346	2,365
Mako Surgical Corp. (a)	32,780	1,282
Quidel Corp. (a)	61,070	866
The Cooper Companies, Inc.	16,667	1,325
Wright Medical Group, Inc. (a)	20,900	346
		13,254
Health Care Providers & Services - 1.6%
CIGNA Corp.	51,966	2,292
Express Scripts, Inc. (a)	15,600	832
Henry Schein, Inc. (a)	34,300	2,539
McKesson Corp.	28,508	2,381
Medco Health Solutions, Inc. (a)	15,252	1,031
Omnicare, Inc.	37,700	1,326
UnitedHealth Group, Inc.	133,151	7,423
		17,824
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	49,619	$ 2,164
Illumina, Inc. (a)	8,800	451
		2,615
Pharmaceuticals - 2.4%
Allergan, Inc.	27,632	2,476
Eli Lilly & Co.	9,800	385
GlaxoSmithKline PLC sponsored ADR	70,531	3,125
Jazz Pharmaceuticals PLC (a)	17,500	918
Merck & Co., Inc.	110,968	4,236
Optimer Pharmaceuticals, Inc. (a)	22,100	283
Pfizer, Inc.	345,237	7,285
Sanofi sponsored ADR	53,300	1,974
Shire PLC sponsored ADR	30,333	3,174
Valeant Pharmaceuticals International, Inc. (Canada) (a)	50,482	2,676
		26,532
TOTAL HEALTH CARE		77,825
INDUSTRIALS - 6.9%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	78,176	4,657
MTU Aero Engines Holdings AG	15,937	1,214
Precision Castparts Corp.	23,735	3,974
Textron, Inc.	111,666	3,072
The Boeing Co.	76,415	5,727
United Technologies Corp.	75,118	6,300
		24,944
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	31,351	1,606
Owens Corning (a)	72,988	2,310
		3,916
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	17,378	1,508
Construction & Engineering - 0.4%
Fluor Corp.	39,700	2,401
Foster Wheeler AG (a)	71,624	1,764
		4,165
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Regal-Beloit Corp.	33,478	$ 2,260
Roper Industries, Inc.	16,084	1,472
		3,732
Industrial Conglomerates - 0.7%
Danaher Corp.	90,922	4,803
General Electric Co.	136,699	2,604
		7,407
Machinery - 1.9%
Caterpillar, Inc.	55,933	6,388
Cummins, Inc.	39,715	4,788
Fanuc Corp.	11,600	2,102
Fiat Industrial SpA (a)	83,400	889
Illinois Tool Works, Inc.	46,923	2,613
Joy Global, Inc.	24,642	2,143
Parker Hannifin Corp.	16,734	1,503
		20,426
Professional Services - 0.1%
CoStar Group, Inc. (a)	5,568	334
Randstad Holding NV	20,156	763
		1,097
Road & Rail - 0.7%
CSX Corp.	138,768	2,916
Union Pacific Corp.	48,668	5,366
		8,282
TOTAL INDUSTRIALS		75,477
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 1.5%
Acme Packet, Inc. (a)	14,379	438
Ciena Corp. (a)	6,285	94
Polycom, Inc. (a)	26,549	548
QUALCOMM, Inc.	228,491	14,208
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	49,740	496
ZTE Corp. (H Shares)	230,600	690
		16,474
Computers & Peripherals - 4.8%
Apple, Inc. (a)	84,801	46,007
EMC Corp. (a)	32,869	910
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Gemalto NV	5,797	$ 331
SanDisk Corp. (a)	104,550	5,171
		52,419
Electronic Equipment & Components - 0.0%
Arrow Electronics, Inc. (a)	8,027	322
Internet Software & Services - 1.1%
Baidu.com, Inc. sponsored ADR (a)	3,600	492
Dice Holdings, Inc. (a)	49,870	443
eBay, Inc. (a)	67,557	2,414
Google, Inc. Class A (a)	7,310	4,519
Mail.ru Group Ltd.:
GDR (a)(f)	20,400	807
GDR (Reg. S) (a)	6,828	270
VeriSign, Inc.	70,453	2,603
Yahoo!, Inc. (a)	50,810	754
		12,302
IT Services - 0.5%
Accenture PLC Class A	96,815	5,764
Semiconductors & Semiconductor Equipment - 2.5%
Amkor Technology, Inc. (a)	75,199	481
Analog Devices, Inc.	154,971	6,076
ARM Holdings PLC sponsored ADR	77,321	2,102
ASAT Holdings Ltd. (a)	6,352	0
ASML Holding NV	16,829	767
Atmel Corp. (a)	81,248	821
Avago Technologies Ltd.	23,048	867
Broadcom Corp. Class A	75,419	2,802
Entropic Communications, Inc. (a)	39,803	245
Fairchild Semiconductor International, Inc. (a)	51,323	749
First Solar, Inc. (a)(e)	6,700	216
International Rectifier Corp. (a)	42,725	959
Marvell Technology Group Ltd. (a)	151,083	2,266
Micron Technology, Inc. (a)	419,569	3,587
NXP Semiconductors NV (a)	69,217	1,717
PMC-Sierra, Inc. (a)	46,105	317
RF Micro Devices, Inc. (a)	187,067	892
Siliconware Precision Industries Co. Ltd. sponsored ADR	42,400	245
Skyworks Solutions, Inc. (a)	61,974	1,671
		26,780
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.6%
Ariba, Inc. (a)	72,667	$ 2,287
Check Point Software Technologies Ltd. (a)	88,318	5,137
Citrix Systems, Inc. (a)	77,871	5,820
Fortinet, Inc. (a)	17,948	485
Intuit, Inc.	22,204	1,284
Microsoft Corp.	431,875	13,708
		28,721
TOTAL INFORMATION TECHNOLOGY		142,782
MATERIALS - 2.1%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	28,109	2,537
E.I. du Pont de Nemours & Co.	86,145	4,380
Eastman Chemical Co.	20,683	1,120
Ecolab, Inc.	40,106	2,406
LyondellBasell Industries NV Class A	15,700	678
Sherwin-Williams Co.	20,499	2,114
The Mosaic Co.	33,086	1,911
		15,146
Containers & Packaging - 0.3%
Ball Corp.	31,692	1,270
Rock-Tenn Co. Class A	23,720	1,672
		2,942
Metals & Mining - 0.4%
First Quantum Minerals Ltd.	83,250	1,904
Goldcorp, Inc.	37,409	1,813
Ivanhoe Mines Ltd. (a)	54,237	941
		4,658
TOTAL MATERIALS		22,746
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	139,683	5,622
Verizon Communications, Inc.	148,516	5,660
		11,282
Wireless Telecommunication Services - 0.2%
Clearwire Corp. Class A (a)	219,230	504
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MetroPCS Communications, Inc. (a)	42,900	$ 442
Sprint Nextel Corp. (a)	89,800	222
TIM Participacoes SA sponsored ADR	13,100	394
		1,562
TOTAL TELECOMMUNICATION SERVICES		12,844
UTILITIES - 2.2%
Electric Utilities - 1.3%
Duke Energy Corp.	142,648	2,984
Edison International	70,610	2,956
FirstEnergy Corp.	78,384	3,472
NextEra Energy, Inc.	63,633	3,787
Progress Energy, Inc.	22,736	1,207
		14,406
Gas Utilities - 0.1%
ONEOK, Inc.	4,737	391
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (a)	14,700	225
Constellation Energy Group, Inc.	70,291	2,549
The AES Corp. (a)	138,655	1,880
		4,654
Multi-Utilities - 0.4%
NiSource, Inc.	26,505	636
PG&E Corp.	11,548	481
Sempra Energy	50,550	2,995
		4,112
TOTAL UTILITIES		23,563
TOTAL COMMON STOCKS (Cost $592,335)		686,675
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a) (Cost $6)	173	$ 0
Nonconvertible Bonds - 7.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 500	670
Comcast Corp.:
4.95% 6/15/16	15	17
5.15% 3/1/20	14	16
5.7% 5/15/18	515	608
6.4% 3/1/40	487	622
6.45% 3/15/37	238	297
Discovery Communications LLC:
3.7% 6/1/15	260	279
6.35% 6/1/40	236	297
NBCUniversal Media LLC:
3.65% 4/30/15	137	147
5.15% 4/30/20	431	498
6.4% 4/30/40	309	387
News America Holdings, Inc. 7.75% 12/1/45	526	632
News America, Inc.:
6.15% 3/1/37	235	271
6.15% 2/15/41	186	221
Time Warner Cable, Inc.:
5.4% 7/2/12	19	19
5.85% 5/1/17	363	427
6.2% 7/1/13	18	19
6.75% 7/1/18	439	540
Time Warner, Inc.:
3.15% 7/15/15	9	10
5.375% 10/15/41	98	109
5.875% 11/15/16	12	14
6.5% 11/15/36	232	283
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
3.5% 4/1/17	$ 583	$ 626
6.75% 10/5/37	105	135
		7,144
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	18	19
TOTAL CONSUMER DISCRETIONARY		7,163
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 2.5% 3/26/13	4	4
FBG Finance Ltd. 5.125% 6/15/15 (f)	23	25
Fortune Brands, Inc.:
5.375% 1/15/16	4	4
5.875% 1/15/36	226	230
6.375% 6/15/14	369	407
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	285	297
		967
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	387	451
6.125% 2/1/18	416	499
6.5% 8/11/17	375	455
		1,405
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	11	12
9.7% 11/10/18	962	1,310
Philip Morris International, Inc. 4.875% 5/16/13	291	307
Reynolds American, Inc.:
6.75% 6/15/17	23	27
7.25% 6/15/37	409	490
		2,146
TOTAL CONSUMER STAPLES		4,518
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (f)	$ 364	$ 391
5.35% 3/15/20 (f)	327	361
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	382
5% 10/1/21	146	152
6.5% 4/1/20	24	27
Noble Holding International Ltd. 3.45% 8/1/15	20	21
Transocean, Inc.:
5.05% 12/15/16	238	260
6.375% 12/15/21	315	372
Weatherford International Ltd.:
4.95% 10/15/13	14	15
5.15% 3/15/13	18	19
		2,000
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	19
6.375% 9/15/17	673	808
Canadian Natural Resources Ltd.:
5.15% 2/1/13	36	37
5.7% 5/15/17	9	11
Duke Energy Field Services:
5.375% 10/15/15 (f)	10	11
6.45% 11/3/36 (f)	375	418
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enbridge Energy Partners LP 4.2% 9/15/21	438	467
Encana Holdings Finance Corp. 5.8% 5/1/14	23	25
Enterprise Products Operating LP 5.6% 10/15/14	16	18
EQT Corp. 4.875% 11/15/21	160	164
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	31	32
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	233
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	357	370
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	156	183
6.85% 1/15/40 (f)	223	295
Nakilat, Inc. 6.067% 12/31/33 (f)	279	300
Nexen, Inc.:
5.2% 3/10/15	7	8
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.: - continued
5.875% 3/10/35	$ 355	$ 383
6.2% 7/30/19	19	23
6.4% 5/15/37	97	111
NGPL PipeCo LLC 6.514% 12/15/12 (f)	89	86
Pemex Project Funding Master Trust 1.1272% 12/3/12 (f)(k)	200	199
Petro-Canada 6.05% 5/15/18	150	182
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	369
5.375% 1/27/21	239	257
5.75% 1/20/20	606	667
6.75% 1/27/41	215	250
7.875% 3/15/19	399	491
Petroleos Mexicanos:
4.875% 1/24/22 (f)	237	248
5.5% 1/21/21	369	404
6% 3/5/20	21	24
6.5% 6/2/41 (f)	460	519
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	202	215
4.25% 9/1/12	16	16
5% 2/1/21	173	195
6.125% 1/15/17	205	236
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	250	254
5.5% 9/30/14 (f)	250	268
6.332% 9/30/27 (f)	380	424
6.75% 9/30/19 (f)	250	296
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	22	22
Schlumberger Investment SA 3.3% 9/14/21 (f)	244	252
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	70
4.6% 6/15/21	90	95
Suncor Energy, Inc. 6.1% 6/1/18	395	482
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	378
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP 5.375% 6/1/21	$ 393	$ 419
XTO Energy, Inc. 4.9% 2/1/14	9	10
		11,271
TOTAL ENERGY		13,271
FINANCIALS - 3.5%
Capital Markets - 0.5%
BlackRock, Inc. 4.25% 5/24/21	165	179
Goldman Sachs Group, Inc.:
5.25% 7/27/21	96	96
5.625% 1/15/17	500	527
5.75% 1/24/22	458	478
5.95% 1/18/18	32	35
6% 6/15/20	600	638
6.15% 4/1/18	36	39
6.75% 10/1/37	187	187
JPMorgan Chase Capital XX 6.55% 9/29/36	235	236
JPMorgan Chase Capital XXV 6.8% 10/1/37	1,000	1,010
Lazard Group LLC:
6.85% 6/15/17	31	34
7.125% 5/15/15	11	12
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	128	122
6.4% 8/28/17	61	64
Morgan Stanley:
4.75% 4/1/14	335	339
5.5% 7/28/21	542	537
6.625% 4/1/18	600	636
		5,169
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17	800	813
Credit Suisse New York Branch 6% 2/15/18	632	666
Discover Bank 8.7% 11/18/19	445	536
Fifth Third Bancorp 8.25% 3/1/38	94	120
Fifth Third Bank 4.75% 2/1/15	250	264
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)	233	231
HBOS PLC 6.75% 5/21/18 (f)	180	162
Huntington Bancshares, Inc. 7% 12/15/20	97	110
JPMorgan Chase Bank 6% 10/1/17	250	281
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.45% 3/3/16	$ 294	$ 323
5.8% 7/1/14	322	348
KeyCorp. 5.1% 3/24/21	192	209
Marshall & Ilsley Bank:
5% 1/17/17	231	247
5.25% 9/4/12	112	114
Regions Bank:
6.45% 6/26/37	402	370
7.5% 5/15/18	282	307
Regions Financial Corp.:
0.7438% 6/26/12 (k)	11	11
5.75% 6/15/15	73	75
7.75% 11/10/14	229	245
UnionBanCal Corp. 5.25% 12/16/13	5	5
Wachovia Corp. 5.625% 10/15/16	27	30
Wells Fargo & Co.:
3.625% 4/15/15	218	234
3.676% 6/15/16	160	171
		5,872
Consumer Finance - 0.3%
Discover Financial Services:
6.45% 6/12/17	1,019	1,119
10.25% 7/15/19	19	24
General Electric Capital Corp.:
2.25% 11/9/15	633	651
2.95% 5/9/16	185	194
3.5% 6/29/15	192	205
6% 8/7/19	1,000	1,166
		3,359
Diversified Financial Services - 0.7%
Bank of America Corp.:
5.65% 5/1/18	205	213
5.75% 12/1/17	1,060	1,110
6.5% 8/1/16	300	324
BP Capital Markets PLC:
3.125% 10/1/15	370	396
3.625% 5/8/14	23	24
4.5% 10/1/20	21	24
4.742% 3/11/21	300	346
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Capital One Capital V 10.25% 8/15/39	$ 178	$ 186
Citigroup, Inc.:
3.953% 6/15/16	397	410
4.5% 1/14/22	50	51
4.75% 5/19/15	1,151	1,220
5.875% 1/30/42	138	147
6.125% 5/15/18	590	659
6.5% 8/19/13	164	174
JPMorgan Chase & Co.:
3.15% 7/5/16	430	443
4.35% 8/15/21	420	441
4.5% 1/24/22	134	142
4.95% 3/25/20	661	717
5.4% 1/6/42	174	188
TECO Finance, Inc.:
4% 3/15/16	96	102
5.15% 3/15/20	141	158
		7,475
Insurance - 0.6%
Allstate Corp.:
5.2% 1/15/42	91	100
6.2% 5/16/14	264	293
American International Group, Inc. 4.875% 9/15/16	257	270
Aon Corp.:
3.125% 5/27/16	376	388
3.5% 9/30/15	151	158
5% 9/30/20	133	149
6.25% 9/30/40	110	137
Assurant, Inc. 5.625% 2/15/14	15	16
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)	12	12
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	421	420
6.5% 3/15/35 (f)	327	343
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	260
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	$ 199	$ 211
MetLife, Inc.:
4.75% 2/8/21	137	152
5.875% 2/6/41	106	130
6.75% 6/1/16	290	347
Metropolitan Life Global Funding I 5.125% 6/10/14 (f)	255	275
Monumental Global Funding III 5.5% 4/22/13 (f)	18	19
New York Life Insurance Co. 6.75% 11/15/39 (f)	130	171
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	222	274
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	203	269
Pacific LifeCorp 6% 2/10/20 (f)	230	251
Prudential Financial, Inc.:
3.625% 9/17/12	500	508
4.5% 11/16/21	250	268
4.75% 9/17/15	500	545
5.15% 1/15/13	26	27
5.8% 11/16/41	262	293
6.2% 11/15/40	134	154
7.375% 6/15/19	120	148
Symetra Financial Corp. 6.125% 4/1/16 (f)	38	39
Unum Group:
5.625% 9/15/20	270	287
7.125% 9/30/16	19	22
		6,942
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	108	109
BRE Properties, Inc. 5.5% 3/15/17	21	23
Developers Diversified Realty Corp.:
4.75% 4/15/18	294	302
5.375% 10/15/12	133	134
7.5% 4/1/17	203	228
Duke Realty LP 4.625% 5/15/13	5	5
Equity One, Inc.:
5.375% 10/15/15	47	50
6.25% 12/15/14	947	1,023
Federal Realty Investment Trust:
5.9% 4/1/20	95	107
6% 7/15/12	23	23
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust 5.75% 11/1/15	$ 50	$ 52
UDR, Inc. 5.5% 4/1/14	498	523
Washington (REIT) 5.25% 1/15/14	10	10
		2,589
Real Estate Management & Development - 0.6%
BioMed Realty LP:
3.85% 4/15/16	390	401
6.125% 4/15/20	126	141
Brandywine Operating Partnership LP:
5.7% 5/1/17	1,000	1,040
5.75% 4/1/12	39	39
Digital Realty Trust LP:
4.5% 7/15/15	172	179
5.25% 3/15/21	201	212
Duke Realty LP:
5.4% 8/15/14	221	236
5.95% 2/15/17	57	63
6.25% 5/15/13	285	300
6.5% 1/15/18	285	323
6.75% 3/15/20	12	14
8.25% 8/15/19	127	158
ERP Operating LP:
4.625% 12/15/21	724	775
4.75% 7/15/20	265	284
5.375% 8/1/16	117	130
5.5% 10/1/12	139	143
5.75% 6/15/17	567	645
Liberty Property LP:
4.75% 10/1/20	394	407
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	322
Mack-Cali Realty LP 7.75% 8/15/19	23	28
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	57	58
5.5% 1/15/14 (f)	6	6
5.7% 4/15/17 (f)	13	13
Simon Property Group LP:
2.8% 1/30/17	82	85
4.125% 12/1/21	229	247
4.2% 2/1/15	138	147
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 456	$ 519
6.15% 11/15/15	33	37
		6,972
TOTAL FINANCIALS		38,378
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	350	366
Celgene Corp. 2.45% 10/15/15	20	21
		387
Health Care Providers & Services - 0.1%
Aristotle Holding, Inc. 4.75% 11/15/21 (f)	378	406
Express Scripts, Inc.:
3.125% 5/15/16	357	369
5.25% 6/15/12	267	270
6.25% 6/15/14	98	108
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	38
4.125% 9/15/20	259	269
		1,460
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	23	25
TOTAL HEALTH CARE		1,872
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	18	19
6.375% 6/1/19 (f)	309	355
		374
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	$ 21	$ 22
6.9% 7/2/19	5	6
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	11	11
8.36% 1/20/19	9	9
		48
TOTAL INDUSTRIALS		422
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	28	30
6% 10/1/12	788	812
		842
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	12	13
4.5% 5/15/21	128	131
5.5% 5/15/12	13	13
		157
TOTAL INFORMATION TECHNOLOGY		999
MATERIALS - 0.3%
Chemicals - 0.2%
Dow Chemical Co.:
4.125% 11/15/21	343	365
4.25% 11/15/20	186	199
4.85% 8/15/12	425	433
5.25% 11/15/41	171	188
7.6% 5/15/14	501	569
		1,754
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	16
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (f)	211	243
ArcelorMittal SA 3.75% 3/1/16	103	103
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (f)	$ 360	$ 369
Rio Tinto Finance Ltd. (United States) 3.75% 9/20/21	246	262
Vale Overseas Ltd. 6.25% 1/23/17	503	581
		1,558
TOTAL MATERIALS		3,328
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.5% 8/15/15	922	963
6.3% 1/15/38	398	491
CenturyLink, Inc.:
6.15% 9/15/19	164	172
6.45% 6/15/21	280	296
7.6% 9/15/39	47	48
Embarq Corp. 7.995% 6/1/36	175	187
Telefonica Emisiones SAU:
5.134% 4/27/20	380	375
5.462% 2/16/21	242	243
Verizon Communications, Inc.:
6.25% 4/1/37	187	229
6.9% 4/15/38	260	343
		3,347
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 2.375% 9/8/16	276	282
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	440	512
6.35% 3/15/40	131	154
Vodafone Group PLC 5% 12/16/13	18	19
		967
TOTAL TELECOMMUNICATION SERVICES		4,314
UTILITIES - 0.7%
Electric Utilities - 0.4%
Alabama Power Co. 3.375% 10/1/20	202	214
Ameren Illinois Co. 6.125% 11/15/17	165	187
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 33	$ 35
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	266	279
6.4% 9/15/20 (f)	569	614
Edison International 3.75% 9/15/17	226	240
EDP Finance BV:
4.9% 10/1/19 (f)	100	79
6% 2/2/18 (f)	147	125
FirstEnergy Corp. 7.375% 11/15/31	449	572
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	99
6.05% 8/15/21	343	391
LG&E and KU Energy LLC:
2.125% 11/15/15	255	254
3.75% 11/15/20	49	50
Nevada Power Co.:
6.5% 5/15/18	165	202
6.5% 8/1/18	12	15
Pacific Gas & Electric Co. 3.25% 9/15/21	59	61
Pepco Holdings, Inc. 2.7% 10/1/15	240	243
Progress Energy, Inc. 6% 12/1/39	260	326
Sierra Pacific Power Co. 5.45% 9/1/13	12	13
		3,999
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	122	126
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	16	17
PPL Energy Supply LLC 6.5% 5/1/18	310	362
PSEG Power LLC 2.75% 9/15/16	90	91
		470
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	136	171
Dominion Resources, Inc.:
2.8793% 9/30/66 (k)	313	266
7.5% 6/30/66 (k)	26	27
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	19	20
National Grid PLC 6.3% 8/1/16	183	212
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
4.45% 12/1/21	$ 155	$ 164
5.4% 7/15/14	11	12
5.45% 9/15/20	148	167
5.8% 2/1/42	199	212
5.95% 6/15/41	396	445
6.25% 12/15/40	81	93
6.4% 3/15/18	11	13
6.8% 1/15/19	677	812
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	21	22
		2,636
TOTAL UTILITIES		7,231
TOTAL NONCONVERTIBLE BONDS (Cost $73,805)		81,496
U.S. Government and Government Agency Obligations - 8.9%

U.S. Government Agency Obligations - 0.1%
Fannie Mae 0.375% 3/16/15	437	435
Tennessee Valley Authority 5.375% 4/1/56	405	527
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		962
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	2,558	3,513
2.125% 2/15/41	1,572	2,168
2.5% 1/15/29	1,051	1,425
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		7,106
U.S. Treasury Obligations - 8.1%
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.09% 5/24/12 (h)	550	550
U.S. Treasury Bonds:
3.125% 2/15/42	774	778
4.375% 5/15/41	10,325	12,974
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
0.125% 12/31/13	$ 4,759	$ 4,744
0.25% 1/31/14	6,248	6,242
0.25% 9/15/14	116	116
0.25% 12/15/14	30	30
0.5% 8/15/14	1,975	1,981
0.625% 7/15/14	2,835	2,853
0.75% 6/15/14	162	163
0.875% 11/30/16	457	458
0.875% 2/28/17	1,960	1,960
1% 9/30/16	934	943
1.375% 11/30/15	271	279
2% 11/15/21	14,219	14,286
2% 2/15/22	1,452	1,454
2.375% 8/31/14	15,000	15,741
2.375% 2/28/15	10,643	11,251
3.125% 5/15/21	11,244	12,480
TOTAL U.S. TREASURY OBLIGATIONS		89,283
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $91,196)		97,351
U.S. Government Agency - Mortgage Securities - 5.2%

Fannie Mae - 3.3%
2.303% 6/1/36 (k)	9	10
2.635% 7/1/37 (k)	31	33
3% 3/1/27 (g)	1,000	1,038
3.5% 10/1/40	38	39
3.5% 3/1/42 (g)	5,000	5,168
3.5% 3/1/42 (g)	300	310
3.5% 3/1/42 (g)	2,500	2,584
3.5% 3/1/42 (g)	2,500	2,584
4% 5/1/26 to 11/1/41	2,078	2,200
4.5% 4/1/18 to 9/1/41	5,339	5,731
4.5% 3/1/42 (g)	500	533
5% 8/1/34 to 8/1/38	3,507	3,786
5% 3/1/42 (g)	500	540
5% 3/1/42 (g)	400	432
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 3/1/42 (g)	$ 600	$ 648
5.5% 6/1/33 to 9/1/38	5,258	5,736
6% 11/1/35 to 4/1/40	4,407	4,859
TOTAL FANNIE MAE		36,231
Freddie Mac - 1.1%
3.149% 10/1/35 (k)	26	28
4% 10/1/41	945	1,008
4% 3/1/42 (g)	1,000	1,049
4.5% 5/1/39 to 10/1/41	4,392	4,712
4.5% 3/1/42 (g)	200	212
5% 11/1/35 to 11/1/40	3,003	3,239
5.5% 10/1/38	1,503	1,630
TOTAL FREDDIE MAC		11,878
Ginnie Mae - 0.8%
3.5% 2/15/42	1,600	1,680
4% 1/20/41 to 11/15/41	3,973	4,290
4.5% 6/15/40 to 3/20/41	1,754	1,914
5% 12/15/39 to 8/15/40	870	968
TOTAL GINNIE MAE		8,852
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $56,403)		56,961
Asset-Backed Securities - 0.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.714% 4/25/35 (k)	54	29
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.694% 4/25/35 (k)	5	5
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (k)	23	0*
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (f)	53	53
Class A4, 3% 10/15/15 (f)	160	163
Series 2010-5 Class A4, 1.75% 3/15/16	140	143
Series 2011-1 Class A4, 2.23% 3/15/16	630	650
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (f)	$ 320	$ 326
Series 2011-1 Class A2, 2.15% 1/15/16	310	316
Series 2011-3 Class A2, 1.81% 5/15/16	280	284
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	260	262
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.944% 12/25/33 (k)	4	3
Series 2004-R2 Class M3, 0.794% 4/25/34 (k)	6	2
Series 2005-R2 Class M1, 0.694% 4/25/35 (k)	93	81
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (k)	2	2
Series 2004-W11 Class M2, 0.944% 11/25/34 (k)	25	18
Series 2004-W7 Class M1, 0.794% 5/25/34 (k)	27	19
Series 2006-W4 Class A2C, 0.404% 5/25/36 (k)	60	15
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.069% 4/25/34 (k)	115	78
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (d)(f)(k)	229	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (f)	300	304
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	426	426
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (k)	63	56
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (f)(k)	13	9
Class B, 0.9955% 7/20/39 (f)(k)	12	5
Class C, 1.3455% 7/20/39 (f)(k)	15	0*
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	290	292
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (k)	82	26
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	590	591
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	1,000	1,015
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	15	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.214% 4/25/34 (k)	7	3
Series 2004-4 Class M2, 1.039% 6/25/34 (k)	27	12
Series 2005-3 Class MV1, 0.664% 8/25/35 (k)	10	10
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (k)	$ 2	$ 1
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (k)	13	8
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.069% 3/25/34 (k)	1	0*
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (f)	490	490
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	55	56
Class A4, 2.98% 8/15/14	200	204
Series 2010-B Class A3, 0.98% 10/15/14	270	271
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	340	343
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.734% 1/25/35 (k)	43	14
Class M4, 0.924% 1/25/35 (k)	16	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (f)(k)	106	37
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	51	46
GE Business Loan Trust:
Series 2003-1 Class A, 0.6785% 4/15/31 (f)(k)	10	9
Series 2006-2A:
Class A, 0.4285% 11/15/34 (f)(k)	41	34
Class B, 0.5285% 11/15/34 (f)(k)	15	9
Class C, 0.6285% 11/15/34 (f)(k)	25	12
Class D, 0.9985% 11/15/34 (f)(k)	9	2
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (f)(k)	1	1
Class C, 0.794% 9/25/46 (f)(k)	69	35
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.534% 8/25/33 (k)	32	23
Series 2003-5 Class A2, 0.944% 12/25/33 (k)	1	1
Series 2005-5 Class 2A2, 0.494% 11/25/35 (k)	0*	0*
Series 2006-1 Class 2A3, 0.469% 4/25/36 (k)	14	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (k)	56	16
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	56	56
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.374% 11/25/36 (k)	56	47
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.9038% 12/27/29 (k)	$ 27	$ 24
Series 2006-A Class 2C, 1.7238% 3/27/42 (k)	43	12
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.324% 6/25/34 (k)	4	2
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	1	1
Class C, 5.691% 10/20/28 (f)	0*	0*
Class D, 6.01% 10/20/28 (f)	3	3
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (k)	36	1
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.219% 7/25/34 (k)	4	3
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (k)	62	46
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (k)	65	49
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (k)	3	2
Series 2005-NC1 Class M1, 0.684% 1/25/35 (k)	18	11
Series 2005-NC2 Class B1, 1.414% 3/25/35 (k)	19	2
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (m)	94	6
Series 2006-4 Class D, 1.344% 5/25/32 (k)	32	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.754% 9/25/35 (k)	65	27
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	200	202
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (d)(f)(k)	25	0
Series 2006-1A Class A, 1.6455% 3/20/11 (d)(f)(k)	53	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (k)	1	1
Series 2007-6 Class 2A1, 0.304% 7/25/37 (k)	3	3
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (k)	24	10
Class M4, 1.694% 9/25/34 (k)	31	7
Series 2005-WCH1 Class M4, 1.074% 1/25/36 (k)	67	30
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (k)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.039% 3/25/35 (k)	60	37
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (f)(k)	20	19
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (k)	$ 57	$ 26
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (k)	3	1
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (k)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1425% 4/6/42 (f)(k)	59	2
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	370	371
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	40	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (f)	0*	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.3601% 10/25/44 (f)(k)	81	43
TOTAL ASSET-BACKED SECURITIES (Cost $7,713)		7,873
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.804% 1/25/35 (k)	86	65
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	84	18
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (f)(k)	1	1
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (k)	49	45
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4455% 12/20/54 (f)(k)	271	165
Series 2006-2 Class C1, 1.1855% 12/20/54 (k)	242	148
Series 2006-3 Class C2, 0.7455% 12/20/54 (k)	50	31
Series 2006-4:
Class B1, 0.4255% 12/20/54 (k)	169	142
Class C1, 1.0055% 12/20/54 (k)	103	63
Class M1, 0.5855% 12/20/54 (k)	44	34
Series 2007-1:
Class 1C1, 0.8455% 12/20/54 (k)	84	51
Class 1M1, 0.5455% 12/20/54 (k)	54	41
Class 2C1, 1.2055% 12/20/54 (k)	38	23
Class 2M1, 0.7455% 12/20/54 (k)	70	53
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2 Class 2C1, 0.676% 12/17/54 (k)	$ 97	$ 59
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.0112% 1/20/44 (k)	19	14
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (k)	127	134
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.8155% 8/25/36 (k)	81	61
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	34	39
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (k)	37	22
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (k)	55	37
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.534% 7/25/35 (k)	90	70
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.6048% 7/10/35 (f)(k)	29	23
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (f)(k)	7	7
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (k)	2	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3281% 4/25/33 (k)	19	17
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (k)	148	113
TOTAL PRIVATE SPONSOR		1,477
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17	18	19
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $702)		1,496
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0826% 2/14/43 (k)	55	56
Class A3, 7.1326% 2/14/43 (k)	60	61
Class A6, 7.4526% 2/14/43 (k)	88	90
Class PS1, 1.4363% 2/14/43 (k)(m)	201	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (k)	$ 74	$ 79
Series 2006-5:
Class A2, 5.317% 9/10/47	246	249
Class A3, 5.39% 9/10/47	105	111
Series 2006-6 Class A3, 5.369% 10/10/45	150	160
Series 2007-4 Class A3, 5.9813% 2/10/51 (k)	75	80
Series 2006-6 Class E, 5.619% 10/10/45 (f)	43	9
Series 2007-3:
Class A3, 5.8426% 6/10/49 (k)	125	131
Class A4, 5.8426% 6/10/49 (k)	156	172
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	164	185
Series 2004-2:
Class A3, 4.05% 11/10/38	10	10
Class A4, 4.153% 11/10/38	95	99
Series 2005-1 Class A3, 4.877% 11/10/42	31	31
Series 2007-1 Class A2, 5.381% 1/15/49	77	77
Series 2001-3 Class H, 6.562% 4/11/37 (f)	42	42
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	7	7
Class K, 6.15% 5/11/35 (f)	35	34
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)	233	247
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5585% 3/15/22 (f)(k)	32	31
Class D, 0.6085% 3/15/22 (f)(k)	33	32
Class E, 0.6485% 3/15/22 (f)(k)	27	26
Class F, 0.7185% 3/15/22 (f)(k)	28	27
Class G, 0.7785% 3/15/22 (f)(k)	18	17
Series 2006-BIX1:
Class D, 0.4585% 10/15/19 (f)(k)	54	52
Class E, 0.4885% 10/15/19 (f)(k)	55	52
Class F, 0.5585% 10/15/19 (f)(k)	128	120
Class G, 0.5785% 10/15/19 (f)(k)	49	43
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (f)(k)	3	2
Series 2004-1:
Class A, 0.604% 4/25/34 (f)(k)	39	32
Class B, 2.144% 4/25/34 (f)(k)	4	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2004-1: - continued
Class M1, 0.804% 4/25/34 (f)(k)	$ 4	$ 2
Class M2, 1.444% 4/25/34 (f)(k)	3	2
Series 2005-2A:
Class A1, 0.554% 8/25/35 (f)(k)	62	40
Class M1, 0.674% 8/25/35 (f)(k)	4	2
Class M2, 0.724% 8/25/35 (f)(k)	6	3
Class M3, 0.744% 8/25/35 (f)(k)	3	1
Series 2005-3A:
Class A2, 0.644% 11/25/35 (f)(k)	22	15
Class M1, 0.684% 11/25/35 (f)(k)	3	2
Class M2, 0.734% 11/25/35 (f)(k)	4	2
Class M3, 0.754% 11/25/35 (f)(k)	4	2
Class M4, 0.844% 11/25/35 (f)(k)	5	2
Series 2005-4A:
Class A2, 0.634% 1/25/36 (f)(k)	61	38
Class B1, 1.644% 1/25/36 (f)(k)	5	1
Class M1, 0.694% 1/25/36 (f)(k)	20	8
Class M2, 0.714% 1/25/36 (f)(k)	6	2
Class M3, 0.744% 1/25/36 (f)(k)	9	3
Class M4, 0.854% 1/25/36 (f)(k)	5	1
Class M5, 0.894% 1/25/36 (f)(k)	5	1
Class M6, 0.944% 1/25/36 (f)(k)	5	1
Series 2006-1:
Class A2, 0.604% 4/25/36 (f)(k)	9	7
Class M1, 0.624% 4/25/36 (f)(k)	3	2
Class M2, 0.644% 4/25/36 (f)(k)	4	2
Class M3, 0.664% 4/25/36 (f)(k)	3	2
Class M4, 0.764% 4/25/36 (f)(k)	2	1
Class M5, 0.804% 4/25/36 (f)(k)	2	1
Class M6, 0.884% 4/25/36 (f)(k)	3	1
Series 2006-2A:
Class A1, 0.474% 7/25/36 (f)(k)	159	101
Class A2, 0.524% 7/25/36 (f)(k)	8	5
Class B1, 1.114% 7/25/36 (f)(k)	3	0*
Class B3, 2.944% 7/25/36 (f)(k)	5	0*
Class M1, 0.554% 7/25/36 (f)(k)	9	4
Class M2, 0.574% 7/25/36 (f)(k)	6	2
Class M3, 0.594% 7/25/36 (f)(k)	5	2
Class M4, 0.664% 7/25/36 (f)(k)	3	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2006-2A: - continued
Class M5, 0.714% 7/25/36 (f)(k)	$ 4	$ 1
Class M6, 0.784% 7/25/36 (f)(k)	6	1
Series 2006-3A:
Class B1, 1.044% 10/25/36 (f)(k)	6	0*
Class M4, 0.674% 10/25/36 (f)(k)	7	1
Class M5, 0.724% 10/25/36 (f)(k)	8	1
Class M6, 0.804% 10/25/36 (f)(k)	16	1
Series 2006-4A:
Class A1, 0.474% 12/25/36 (f)(k)	29	19
Class A2, 0.514% 12/25/36 (f)(k)	147	75
Class B1, 0.944% 12/25/36 (f)(k)	5	0*
Class B2, 1.494% 12/25/36 (f)(k)	5	0*
Class B3, 2.694% 12/25/36 (f)(k)	3	0*
Class M1, 0.534% 12/25/36 (f)(k)	9	4
Class M2, 0.554% 12/25/36 (f)(k)	6	2
Class M3, 0.584% 12/25/36 (f)(k)	6	2
Class M4, 0.644% 12/25/36 (f)(k)	8	2
Class M5, 0.684% 12/25/36 (f)(k)	6	1
Class M6, 0.764% 12/25/36 (f)(k)	6	1
Series 2007-1:
Class A2, 0.514% 3/25/37 (f)(k)	32	16
Class B1, 0.914% 3/25/37 (f)(k)	10	1
Class B2, 1.394% 3/25/37 (f)(k)	6	0*
Class M1, 0.514% 3/25/37 (f)(k)	9	3
Class M2, 0.534% 3/25/37 (f)(k)	7	2
Class M3, 0.564% 3/25/37 (f)(k)	6	1
Class M4, 0.614% 3/25/37 (f)(k)	5	1
Class M5, 0.664% 3/25/37 (f)(k)	8	1
Class M6, 0.744% 3/25/37 (f)(k)	11	1
Series 2007-2A:
Class A1, 0.514% 7/25/37 (f)(k)	31	16
Class A2, 0.564% 7/25/37 (f)(k)	28	10
Class B1, 1.844% 7/25/37 (f)(k)	8	0*
Class B2, 2.494% 7/25/37 (f)(k)	3	0*
Class M1, 0.614% 7/25/37 (f)(k)	10	2
Class M2, 0.654% 7/25/37 (f)(k)	5	1
Class M3, 0.734% 7/25/37 (f)(k)	5	0*
Class M4, 0.894% 7/25/37 (f)(k)	11	1
Class M5, 0.994% 7/25/37 (f)(k)	10	1
Class M6, 1.244% 7/25/37 (f)(k)	12	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3:
Class A2, 0.534% 7/25/37 (f)(k)	$ 36	$ 16
Class B1, 1.194% 7/25/37 (f)(k)	7	1
Class B2, 1.844% 7/25/37 (f)(k)	18	1
Class B3, 4.244% 7/25/37 (f)(k)	2	0*
Class M1, 0.554% 7/25/37 (f)(k)	6	2
Class M2, 0.584% 7/25/37 (f)(k)	7	2
Class M3, 0.614% 7/25/37 (f)(k)	11	2
Class M4, 0.744% 7/25/37 (f)(k)	17	3
Class M5, 0.844% 7/25/37 (f)(k)	9	1
Class M6, 1.044% 7/25/37 (f)(k)	7	1
Series 2007-4A:
Class B1, 2.794% 9/25/37 (f)(k)	7	0*
Class M1, 1.194% 9/25/37 (f)(k)	11	1
Class M2, 1.294% 9/25/37 (f)(k)	11	1
Class M4, 1.844% 9/25/37 (f)(k)	28	1
Class M5, 1.994% 9/25/37 (f)(k)	28	1
Class M6, 2.194% 9/25/37 (f)(k)	28	1
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(m)	140	5
Series 2007-5A, Class IO, 4.1484% 10/25/37 (f)(k)(m)	347	33
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (f)(k)	19	18
Class J, 1.0985% 3/15/19 (f)(k)	18	16
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (f)(k)	25	21
Class E, 0.5485% 3/15/22 (f)(k)	128	109
Class F, 0.5985% 3/15/22 (f)(k)	78	65
Class G, 0.6485% 3/15/22 (f)(k)	20	17
Class H, 0.7985% 3/15/22 (f)(k)	25	20
Class J, 0.9485% 3/15/22 (f)(k)	25	19
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	4	4
Series 2004-PWR3 Class A3, 4.487% 2/11/41	22	23
Series 2007-PW16 Class A4, 5.9038% 6/11/40 (k)	44	50
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	277
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (f)(k)(m)	790	9
Series 2006-T22 Class A4, 5.7044% 4/12/38 (k)	9	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.4796% 6/11/50 (f)(k)(m)	$ 5,279	$ 59
Series 2007-T28 Class X2, 0.3272% 9/11/42 (f)(k)(m)	2,840	19
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (f)(k)	33	27
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	88	92
Class XCL, 1.5913% 5/15/35 (f)(k)(m)	308	7
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (f)(k)	9	9
Class H, 0.6235% 8/15/21 (f)(k)	16	15
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	112	106
Series 2007-C6 Class A1, 5.622% 12/10/49 (k)	391	391
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (k)	71	73
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	430	472
Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	78
Class C, 5.476% 12/11/49	141	40
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (k)	75	80
Series 2006-C1 Class B, 5.359% 8/15/48	225	14
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (f)(k)	4	3
Class H, 0.8685% 4/15/17 (f)(k)	8	7
Class J, 1.0985% 4/15/17 (f)(k)	6	4
Series 2005-FL11:
Class C, 0.5485% 11/15/17 (f)(k)	57	53
Class D, 0.5885% 11/15/17 (f)(k)	3	3
Class E, 0.6385% 11/15/17 (f)(k)	11	10
Class F, 0.6985% 11/15/17 (f)(k)	8	7
Class G, 0.7485% 11/15/17 (f)(k)	6	5
Series 2006-FL12 Class AJ, 0.3785% 12/15/20 (f)(k)	107	96
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	$ 214	$ 223
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)	127	124
Class AJFX, 5.478% 2/5/19 (f)	200	199
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (k)	1	1
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)	223	226
Class A3, 5.542% 1/15/49 (k)	150	163
Series 2007-C3 Class A4, 5.9018% 6/15/39 (k)	425	463
Series 2006-C4 Class AAB, 5.439% 9/15/39	260	265
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	68	74
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (f)(k)	268	199
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	4	4
Class A4, 4.75% 1/15/37	35	37
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (k)(m)	29	0*
Series 2001-CKN5 Class AX, 1.9203% 9/15/34 (f)(k)(m)	118	0*
Series 2006-C1 Class A3, 5.5944% 2/15/39 (k)	278	297
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3985% 2/15/22 (f)(k)	28	25
Class C:
0.4185% 2/15/22 (f)(k)	84	75
0.5185% 2/15/22 (f)(k)	30	26
Class F, 0.5685% 2/15/22 (f)(k)	60	52
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40	478	478
Series 2007-C1:
Class ASP, 0.5721% 2/15/40 (k)(m)	1,172	9
Class B, 5.487% 2/15/40 (f)(k)	115	17
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (f)	49	49
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 443	$ 480
Series 2001-1 Class X1, 1.5729% 5/15/33 (f)(k)(m)	86	1
Series 2007-C1 Class XP, 0.3493% 12/10/49 (k)(m)	585	3
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7314% 5/10/43 (k)(m)	260	0*
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (f)(k)	28	27
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	150	154
Series 2007-GG9 Class A4, 5.444% 3/10/39	218	242
Series 2006-GG7 Class A3, 6.079% 7/10/38 (k)	147	147
Series 2007-GG11 Class A1, 0.4565% 12/10/49 (f)(k)(m)	1,591	10
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6325% 6/6/20 (f)(k)	17	16
Class F, 0.7025% 6/6/20 (f)(k)	38	36
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (f)(k)	44	43
Class D, 2.3636% 3/6/20 (f)(k)	117	113
Class F, 2.8433% 3/6/20 (f)(k)	4	4
Class G, 3.0177% 3/6/20 (f)(k)	2	2
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	18	18
Series 2005-GG4 Class XP, 0.8961% 7/10/39 (f)(k)(m)	1,141	2
Series 2006-GG6 Class A2, 5.506% 4/10/38	216	219
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	36	36
Series 2007-GG10 Class A2, 5.778% 8/10/45	25	25
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4185% 11/15/18 (f)(k)	41	38
Class C, 0.4585% 11/15/18 (f)(k)	29	26
Class D, 0.4785% 11/15/18 (f)(k)	9	8
Class E, 0.5285% 11/15/18 (f)(k)	12	11
Class F, 0.5785% 11/15/18 (f)(k)	18	16
Class G, 0.6085% 11/15/18 (f)(k)	16	13
Class H, 0.7485% 11/15/18 (f)(k)	12	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (k)	$ 184	$ 191
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)	29	30
Class A3, 5.336% 5/15/47	31	34
Series 2007-CB19 Class A4, 5.9303% 2/12/49 (k)	263	299
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (k)	205	207
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	145	145
Class A3, 5.42% 1/15/49	414	463
Series 2005-CB13 Class E, 5.5259% 1/12/43 (f)(k)	38	2
Series 2005-LDP3 Class A3, 4.959% 8/15/42	447	456
Series 2006-CB17 Class A3, 5.45% 12/12/43	19	20
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (k)	6	2
Class C, 5.9303% 2/12/49 (k)	17	5
Class D, 5.9303% 2/12/49 (k)	18	2
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)	14	4
Class CS, 5.466% 1/15/49 (k)	6	1
Class ES, 5.7445% 1/15/49 (f)(k)	39	2
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	2	2
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1327% 7/15/44 (k)	58	66
Series 1998-C1 Class D, 6.98% 2/18/30	11	11
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	10	10
Series 2006-C6 Class A2, 5.262% 9/15/39 (k)	6	6
Series 2006-C7:
Class A2, 5.3% 11/15/38	45	45
Class A3, 5.347% 11/15/38	56	63
Series 2007-C1 Class A4, 5.424% 2/15/40	210	237
Series 2007-C2 Class A3, 5.43% 2/15/40	146	162
Series 2005-C3 Class XCP, 0.9042% 7/15/40 (k)(m)	171	0*
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (k)(m)	320	3
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (k)(m)	119	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	$ 94	$ 106
Series 2007-C7:
Class A3, 5.866% 9/15/45	75	85
Class XCP, 0.431% 9/15/45 (k)(m)	5,482	40
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (f)(k)	24	22
Class E, 0.5385% 9/15/21 (f)(k)	86	75
Class F, 0.5885% 9/15/21 (f)(k)	52	43
Class G, 0.6085% 9/15/21 (f)(k)	102	82
Class H, 0.6485% 9/15/21 (f)(k)	26	20
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	133	133
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (k)	51	51
Series 2005-LC1 Class F, 5.5568% 1/12/44 (f)(k)	65	36
Series 2006-C1 Class A2, 5.8093% 5/12/39 (k)	70	72
Series 2007-C1 Class A4, 6.0271% 6/12/50 (k)	284	319
Series 2008-C1 Class A4, 5.69% 2/12/51	160	182
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (k)	11	11
sequential payer:
Series 2006-1 Class A3, 5.6568% 2/12/39 (k)	80	81
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	61	65
Series 2007-5:
Class A3, 5.364% 8/12/48	499	512
Class A4, 5.378% 8/12/48	3	3
Class B, 5.479% 8/12/48	225	56
Series 2007-6 Class A4, 5.485% 3/12/51 (k)	550	596
Series 2007-7 Class A4, 5.81% 6/12/50 (k)	263	284
Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	294	309
Series 2006-4 Class XP, 0.8109% 12/12/49 (k)(m)	893	15
Series 2007-6 Class B, 5.635% 3/12/51 (k)	75	23
Series 2007-7 Class B, 5.9345% 6/12/50 (k)	7	1
Series 2007-8 Class A3, 6.1644% 8/12/49 (k)	65	72
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (f)(k)	16	9
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (f)(k)	43	39
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater: - continued
Series 2007-XLFA: - continued
Class D, 0.439% 10/15/20 (f)(k)	$ 30	$ 27
Class E, 0.499% 10/15/20 (f)(k)	38	32
Class F, 0.549% 10/15/20 (f)(k)	23	17
Class G, 0.589% 10/15/20 (f)(k)	28	20
Class H, 0.679% 10/15/20 (f)(k)	18	10
Class J, 0.829% 10/15/20 (f)(k)	10	4
Class MHRO, 0.939% 10/15/20 (f)(k)	18	15
Class NHRO, 1.139% 10/15/20 (f)(k)	27	22
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	77	78
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)	38	40
Series 2007-IQ13 Class A1, 5.05% 3/15/44	0*	0*
Series 2006-HQ8 Class A3, 5.6512% 3/12/44 (k)	25	25
Series 2006-IQ11:
Class A3, 5.859% 10/15/42 (k)	56	58
Class A4, 5.895% 10/15/42 (k)	23	26
Series 2006-T23 Class A3, 5.986% 8/12/41 (k)	38	40
Series 2007-HQ12 Class A2, 5.7828% 4/12/49 (k)	484	498
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	113	124
Class B, 5.9063% 4/15/49 (k)	18	5
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	552	585
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	4	4
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5696% 9/15/21 (f)(k)	78	61
Class F, 0.6296% 9/15/21 (f)(k)	85	64
Class G, 0.6496% 9/15/21 (f)(k)	80	58
Class J, 0.8896% 9/15/21 (f)(k)	18	8
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (f)(k)	5	5
Class AP2, 1.0485% 6/15/20 (f)(k)	9	8
Class F, 0.7285% 6/15/20 (f)(k)	168	109
Class LXR1, 0.9485% 6/15/20 (f)(k)	9	7
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	57	57
Series 2003-C8 Class A3, 4.445% 11/15/35	271	274
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2006-C29 Class A3, 5.313% 11/15/48	$ 199	$ 205
Series 2007-C30:
Class A3, 5.246% 12/15/43	24	25
Class A4, 5.305% 12/15/43	377	401
Class A5, 5.342% 12/15/43	575	626
Series 2007-C31 Class A4, 5.509% 4/15/47	432	472
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (k)	197	204
Class A3, 5.9287% 6/15/49 (k)	127	140
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(k)	36	36
Series 2005-C19 Class B, 4.892% 5/15/44	75	68
Series 2005-C22:
Class B, 5.5336% 12/15/44 (k)	166	114
Class F, 5.5336% 12/15/44 (f)(k)	125	30
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	350	384
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	225	89
Class D, 5.513% 12/15/43 (k)	120	31
Class XP, 0.6327% 12/15/43 (f)(k)(m)	671	7
Series 2007-C31 Class C, 5.8735% 4/15/47 (k)	21	4
Series 2007-C31A Class A2, 5.421% 4/15/47	1,497	1,556
Series 2007-C32:
Class D, 5.9287% 6/15/49 (k)	56	16
Class E, 5.9287% 6/15/49 (k)	89	22
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0964% 2/15/51 (k)	50	55
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,339)		22,480
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)	100	103
California Gen. Oblig.:
7.5% 4/1/34	465	600
7.55% 4/1/39	90	119
7.6% 11/1/40	125	167
7.625% 3/1/40	100	133
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	$ 260	$ 273
Series 2011, 5.877% 3/1/19	130	144
TOTAL MUNICIPAL SECURITIES (Cost $1,426)		1,539
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 3.25% 9/14/21	147	151
United Mexican States 6.05% 1/11/40	274	334
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $424)		485
Fixed-Income Funds - 11.1%
	Shares
Fidelity High Income Central Fund 2 (l)	251,225	28,150
Fidelity Mortgage Backed Securities Central Fund (l)	866,773	94,036
TOTAL FIXED-INCOME FUNDS (Cost $114,291)		122,186
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.12% (b)	34,397,611	34,398
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,094,212	1,094
TOTAL MONEY MARKET FUNDS (Cost $35,492)		35,492
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $992,132)		1,114,034
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(16,501)
NET ASSETS - 100%		$ 1,097,533
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/42	$ (2,500)	$ (2,584)
3.5% 3/1/42	(2,500)	(2,584)
3.5% 3/1/42	(2,500)	(2,584)
3.5% 3/1/42	(2,500)	(2,584)
4% 3/1/42	(800)	(842)
4% 3/1/42	(700)	(737)
4.5% 3/1/42	(2,800)	(2,984)
4.5% 3/1/42	(2,700)	(2,878)
5% 3/1/42	(1,000)	(1,080)
5% 3/1/42	(3,000)	(3,239)
5% 3/1/42	(1,000)	(1,080)
6% 3/1/42	(3,000)	(3,301)
TOTAL FANNIE MAE		(26,477)
Freddie Mac
5% 3/1/42	(600)	(646)
TOTAL TBA SALE COMMITMENTS (Proceeds $27,100)		$ (27,123)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
125 CME E-mini S&P 500 Index Contracts	March 2012	$ 8,528	$ 282
The face value of futures purchased as a percentage of net assets is 0.8%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $69,000)(j)

	Sept. 2037	$ 162	$ (153)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $47,000)(j)	Sept. 2037	108	(102)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C)(i)	Feb. 2034	1	(1)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C)(i)	Dec. 2034	79	(76)
TOTAL CREDIT DEFAULT SWAPS		$ 350	$ (332)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	7,613	29
		$ 7,963	$ (303)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,307,000 or 1.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $550,000.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $311,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity High Income Central Fund 2	956
Fidelity Mortgage Backed Securities Central Fund	1,442
Fidelity Securities Lending Cash Central Fund	15
Total	$ 2,434
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 25,696	$ 956	$ -	$ 28,150	4.0%
Fidelity Mortgage Backed Securities Central Fund	96,249	1,442	3,986	94,036	0.7%
Total	$ 121,945	$ 2,398	$ 3,986	$ 122,186
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 68,317	$ 68,006	$ -	$ 311
Consumer Staples	75,962	73,313	2,649	-
Energy	83,541	83,541	-	-
Financials	103,618	102,698	457	463
Health Care	77,825	77,825	-	-
Industrials	75,477	75,477	-	-
Information Technology	142,782	142,782	-	-
Materials	22,746	22,746	-	-
Telecommunication Services	12,844	12,844	-	-
Utilities	23,563	23,563	-	-
Corporate Bonds	81,496	-	81,496	-
U.S. Government and Government Agency Obligations	97,351	-	97,351	-
U.S. Government Agency - Mortgage Securities	56,961	-	56,961	-
Asset-Backed Securities	7,873	-	7,404	469
Collateralized Mortgage Obligations	1,496	-	1,455	41
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Commercial Mortgage Securities	$ 22,480	$ -	$ 21,288	$ 1,192
Municipal Securities	1,539	-	1,539	-
Foreign Government and Government Agency Obligations	485	-	485	-
Fixed-Income Funds	122,186	122,186	-	-
Money Market Funds	35,492	35,492	-	-
Total Investments in Securities:	$ 1,114,034	$ 840,473	$ 271,085	$ 2,476
Derivative Instruments:
Assets
Futures Contracts	$ 282	$ 282	$ -	$ -
Swap Agreements	29	-	29	-
Total Assets	$ 311	$ 282	$ 29	$ -
Liabilities
Swap Agreements	$ (332)	$ -	$ (255)	$ (77)
Total Derivative Instruments:	$ (21)	$ 282	$ (226)	$ (77)
Other Financial Instruments:
TBA Sale Commitments	$ (27,123)	$ -	$ (27,123)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,734
Total Realized Gain (Loss)	36
Total Unrealized Gain (Loss)	(222)
Cost of Purchases	1
Proceeds of Sales	(330)
Amortization/Accretion	8
Transfers in to Level 3	994
Transfers out of Level 3	(745)
Ending Balance	$ 2,476
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (210)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (78)
Total Unrealized Gain (Loss)	1
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (77)
Realized gain (loss) on Swap Agreements for the period	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 29, 2012	$ 1

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (332)
Equity Risk
Futures Contracts (a)	282	-
Interest Rate Risk
Swap Agreements (b)	29	-
Total Value of Derivatives	$ 311	$ (332)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	23.4%
AAA,AA,A	4.9%
BBB	4.9%
BB	1.2%
B	1.6%
CCC,CC,C	0.3%
D	0.0%*
Not Rated	0.0%*
Equities	62.6%
Short-Term Investments and Net Other Assets	1.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

* Amount represents less than 0.1%
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
United Kingdom	3.3%
Canada	1.6%
Ireland	1.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	5.6%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,009) - See accompanying schedule: Unaffiliated issuers (cost $842,349)	$ 956,356
Fidelity Central Funds (cost $149,783)	157,678
Total Investments (cost $992,132)		$ 1,114,034
Receivable for investments sold		6,988
Receivable for TBA sale commitments		27,100
Receivable for fund shares sold		2,028
Dividends receivable		1,167
Interest receivable		1,793
Distributions receivable from Fidelity Central Funds		4
Swap agreements, at value		29
Prepaid expenses		2
Other receivables		50
Total assets		1,153,195

Liabilities
Payable to custodian bank	$ 77
Payable for investments purchased Regular delivery	9,337
Delayed delivery	15,121
TBA sale commitments, at value	27,123
Payable for swap agreements	10
Payable for fund shares redeemed	1,399
Swap agreements, at value	332
Accrued management fee	369
Distribution and service plan fees payable	420
Payable for daily variation margin on futures contracts	44
Other affiliated payables	232
Other payables and accrued expenses	104
Collateral on securities loaned, at value	1,094
Total liabilities		55,662

Net Assets		$ 1,097,533
Net Assets consist of:
Paid in capital		$ 1,036,983
Undistributed net investment income		2,566
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(63,890)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		121,874
Net Assets		$ 1,097,533

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($229,403 ÷ 14,387 shares)	$ 15.95

Maximum offering price per share (100/94.25 of $15.95)	$ 16.92
Class T: Net Asset Value and redemption price per share ($716,974 ÷ 44,607 shares)	$ 16.07

Maximum offering price per share (100/96.50 of $16.07)	$ 16.65
Class B: Net Asset Value and offering price per share ($17,956 ÷ 1,127 shares)A	$ 15.93

Class C: Net Asset Value and offering price per share ($76,216 ÷ 4,802 shares)A	$ 15.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($56,984 ÷ 3,521 shares)	$ 16.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Dividends		$ 5,415
Interest		5,257
Income from Fidelity Central Funds		2,434
Total income		13,106

Expenses
Management fee	$ 2,106
Transfer agent fees	1,139
Distribution and service plan fees	2,398
Accounting and security lending fees	216
Custodian fees and expenses	81
Independent trustees' compensation	3
Registration fees	58
Audit	65
Legal	4
Miscellaneous	6
Total expenses before reductions	6,076
Expense reductions	(23)	6,053
Net investment income (loss)		7,053
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,157
Fidelity Central Funds	286
Foreign currency transactions	6
Futures contracts	450
Swap agreements	17
Total net realized gain (loss)		10,916
Change in net unrealized appreciation (depreciation) on: Investment securities	65,642
Assets and liabilities in foreign currencies	(3)
Futures contracts	513
Swap agreements	(17)
Delayed delivery commitments	(120)
Total change in net unrealized appreciation (depreciation)		66,015
Net gain (loss)		76,931
Net increase (decrease) in net assets resulting from operations		$ 83,984

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,053	$ 13,967
Net realized gain (loss)	10,916	100,572
Change in net unrealized appreciation (depreciation)	66,015	8,536
Net increase (decrease) in net assets resulting from operations	83,984	123,075
Distributions to shareholders from net investment income	(7,480)	(13,611)
Distributions to shareholders from net realized gain	-	(697)
Total distributions	(7,480)	(14,308)
Share transactions - net increase (decrease)	4,035	(34,717)
Total increase (decrease) in net assets	80,539	74,050

Net Assets
Beginning of period	1,016,994	942,944
End of period (including undistributed net investment income of $2,566 and undistributed net investment income of $2,993, respectively)	$ 1,097,533	$ 1,016,994

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.83	$ 13.29	$ 12.61	$ 14.55	$ 17.37	$ 16.40
Income from Investment Operations
Net investment income (loss) E	.12	.23	.24	.25	.29	.32
Net realized and unrealized gain (loss)	1.12	1.55	.70	(1.93)	(1.42)	1.84
Total from investment operations	1.24	1.78	.94	(1.68)	(1.13)	2.16
Distributions from net investment income	(.12)	(.23)	(.24)	(.21)	(.36)	(.34)
Distributions from net realized gain	-	(.01)	(.02)	(.05)	(1.33)	(.85)
Total distributions	(.12)	(.24)	(.26) I	(.26)	(1.69)	(1.19)
Net asset value, end of period	$ 15.95	$ 14.83	$ 13.29	$ 12.61	$ 14.55	$ 17.37
Total Return B,C,D	8.46%	13.34%	7.44%	(11.30)%	(7.52)%	13.55%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.00%	1.00%	1.06%	.98%	.98%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.06%	.98%	.98%
Expenses net of all reductions	.99% A	.99%	.99%	1.06%	.97%	.97%
Net investment income (loss)	1.56% A	1.53%	1.76%	2.24%	1.82%	1.89%
Supplemental Data
Net assets, end of period (in millions)	$ 229	$ 215	$ 203	$ 213	$ 270	$ 266
Portfolio turnover rate G	130% A	146% J	116%	215% J	103% J	88% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.95	$ 13.40	$ 12.70	$ 14.66	$ 17.49	$ 16.50
Income from Investment Operations
Net investment income (loss) E	.10	.20	.21	.23	.25	.28
Net realized and unrealized gain (loss)	1.13	1.56	.72	(1.95)	(1.44)	1.85
Total from investment operations	1.23	1.76	.93	(1.72)	(1.19)	2.13
Distributions from net investment income	(.11)	(.20)	(.21)	(.19)	(.31)	(.29)
Distributions from net realized gain	-	(.01)	(.02)	(.05)	(1.33)	(.85)
Total distributions	(.11)	(.21)	(.23) I	(.24)	(1.64)	(1.14)
Net asset value, end of period	$ 16.07	$ 14.95	$ 13.40	$ 12.70	$ 14.66	$ 17.49
Total Return B,C,D	8.28%	13.09%	7.32%	(11.54)%	(7.77)%	13.32%
Ratios to Average Net Assets F,H
Expenses before reductions	1.20% A	1.20%	1.23%	1.29%	1.20%	1.20%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.23%	1.29%	1.20%	1.20%
Expenses net of all reductions	1.20% A	1.19%	1.21%	1.29%	1.20%	1.20%
Net investment income (loss)	1.35% A	1.33%	1.54%	2.01%	1.59%	1.66%
Supplemental Data
Net assets, end of period (in millions)	$ 717	$ 673	$ 619	$ 621	$ 778	$ 948
Portfolio turnover rate G	130% A	146% J	116%	215% J	103% J	88% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 13.27	$ 12.58	$ 14.51	$ 17.32	$ 16.35
Income from Investment Operations
Net investment income (loss) E	.06	.11	.13	.16	.16	.18
Net realized and unrealized gain (loss)	1.12	1.54	.71	(1.92)	(1.43)	1.82
Total from investment operations	1.18	1.65	.84	(1.76)	(1.27)	2.00
Distributions from net investment income	(.06)	(.10)	(.13)	(.13)	(.21)	(.18)
Distributions from net realized gain	-	(.01)	(.02)	(.04)	(1.33)	(.85)
Total distributions	(.06)	(.11)	(.15) I	(.17)	(1.54)	(1.03)
Net asset value, end of period	$ 15.93	$ 14.81	$ 13.27	$ 12.58	$ 14.51	$ 17.32
Total Return B,C,D	8.01%	12.42%	6.66%	(11.98)%	(8.31)%	12.59%
Ratios to Average Net Assets F,H
Expenses before reductions	1.79% A	1.80%	1.82%	1.83%	1.79%	1.80%
Expenses net of fee waivers, if any	1.79% A	1.80%	1.82%	1.83%	1.79%	1.80%
Expenses net of all reductions	1.78% A	1.79%	1.81%	1.83%	1.78%	1.80%
Net investment income (loss)	.77% A	.73%	.94%	1.46%	1.00%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 19	$ 24	$ 29	$ 45	$ 64
Portfolio turnover rate G	130% A	146% J	116%	215% J	103% J	88% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 13.23	$ 12.55	$ 14.49	$ 17.30	$ 16.34
Income from Investment Operations
Net investment income (loss) E	.06	.12	.13	.17	.16	.19
Net realized and unrealized gain (loss)	1.11	1.55	.71	(1.93)	(1.41)	1.82
Total from investment operations	1.17	1.67	.84	(1.76)	(1.25)	2.01
Distributions from net investment income	(.07)	(.12)	(.15)	(.13)	(.23)	(.20)
Distributions from net realized gain	-	(.01)	(.02)	(.05)	(1.33)	(.85)
Total distributions	(.07)	(.13)	(.16) I	(.18)	(1.56)	(1.05)
Net asset value, end of period	$ 15.87	$ 14.77	$ 13.23	$ 12.55	$ 14.49	$ 17.30
Total Return B,C,D	7.95%	12.59%	6.69%	(12.02)%	(8.22)%	12.66%
Ratios to Average Net Assets F,H
Expenses before reductions	1.74% A	1.74%	1.76%	1.82%	1.74%	1.75%
Expenses net of fee waivers, if any	1.74% A	1.74%	1.76%	1.82%	1.74%	1.75%
Expenses net of all reductions	1.74% A	1.73%	1.75%	1.81%	1.74%	1.74%
Net investment income (loss)	.81% A	.79%	1.00%	1.48%	1.05%	1.11%
Supplemental Data
Net assets, end of period (in millions)	$ 76	$ 69	$ 62	$ 61	$ 79	$ 82
Portfolio turnover rate G	130% A	146% J	116%	215% J	103% J	88% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.06	$ 13.49	$ 12.79	$ 14.76	$ 17.60	$ 16.60
Income from Investment Operations
Net investment income (loss) D	.14	.28	.28	.28	.33	.38
Net realized and unrealized gain (loss)	1.13	1.57	.72	(1.95)	(1.44)	1.86
Total from investment operations	1.27	1.85	1.00	(1.67)	(1.11)	2.24
Distributions from net investment income	(.15)	(.27)	(.28)	(.25)	(.40)	(.39)
Distributions from net realized gain	-	(.01)	(.02)	(.05)	(1.33)	(.85)
Total distributions	(.15)	(.28)	(.30) H	(.30)	(1.73)	(1.24)
Net asset value, end of period	$ 16.18	$ 15.06	$ 13.49	$ 12.79	$ 14.76	$ 17.60
Total Return B,C	8.49%	13.69%	7.81%	(11.07)%	(7.29)%	13.92%
Ratios to Average Net Assets E,G
Expenses before reductions	.71% A	.71%	.73%	.79%	.71%	.68%
Expenses net of fee waivers, if any	.71% A	.71%	.73%	.79%	.71%	.68%
Expenses net of all reductions	.71% A	.70%	.72%	.78%	.70%	.67%
Net investment income (loss)	1.84% A	1.82%	2.03%	2.51%	2.09%	2.18%
Supplemental Data
Net assets, end of period (in millions)	$ 57	$ 42	$ 34	$ 24	$ 29	$ 32
Portfolio turnover rate F	130% A	146% I	116%	215% I	103% I	88% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share. I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in

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3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to in-kind transactions, futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 130,894
Gross unrealized depreciation	(15,203)
Net unrealized appreciation (depreciation) on securities and other investments	$ 115,691

Tax cost	$ 998,343

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (11,611)
2018	(52,814)
Total with expiration	$ (64,425)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (21)	$ 21
Equity Risk
Futures Contracts	450	513
Interest Rate Risk
Swap Agreements	38	(38)
Totals (a)(b)(c)	$ 467	$ 496

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $450 for futures contracts and $17 for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $513 for futures contracts and $(17) for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Credit Default Swaps - continued

enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the sellers and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $350 representing 0.03% of net assets.

Semiannual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $422,572 and $395,468, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 272	$ 3
Class T	.25%	.25%	1,689	16
Class B	.75%	.25%	88	67
Class C	.75%	.25%	349	46
			$ 2,398	$ 132

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 43
Class T	20
Class B*	17
Class C*	3
$ 83

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 274.25
Class T	699.21
Class B	26.29
Class C	87.25
Institutional Class	53.22
	$ 1,139

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $15. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Class A	$ 1,808	$ 3,331
Class T	4,840	8,883
Class B	72	152
Class C	316	543
Institutional Class	444	702
Total	$ 7,480	$ 13,611
From net realized gain
Class A	$ -	$ 150
Class T	-	459
Class B	-	17
Class C	-	47
Institutional Class	-	24
Total	$ -	$ 697

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class A
Shares sold	1,664	3,246	$ 24,833	$ 48,790
Reinvestment of distributions	117	219	1,714	3,283
Shares redeemed	(1,867)	(4,258)	(27,937)	(63,406)
Net increase (decrease)	(86)	(793)	$ (1,390)	$ (11,333)
Class T
Shares sold	5,394	10,027	$ 81,644	$ 151,785
Reinvestment of distributions	312	586	4,613	8,859
Shares redeemed	(6,112)	(11,835)	(92,332)	(178,889)
Net increase (decrease)	(406)	(1,222)	$ (6,075)	$ (18,245)
Class B
Shares sold	62	81	$ 952	$ 1,198
Reinvestment of distributions	4	10	66	155
Shares redeemed	(195)	(649)	(2,924)	(9,688)
Net increase (decrease)	(129)	(558)	$ (1,906)	$ (8,335)

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12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Class C
Shares sold	639	963	$ 9,587	$ 14,419
Reinvestment of distributions	19	35	284	526
Shares redeemed	(505)	(1,060)	(7,508)	(15,781)
Net increase (decrease)	153	(62)	$ 2,363	$ (836)
Institutional Class
Shares sold	1,061	1,080	$ 16,097	$ 16,651
Reinvestment of distributions	29	47	434	711
Shares redeemed	(360)	(877)	(5,488)	(13,330)
Net increase (decrease)	730	250	$ 11,043	$ 4,032

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGI-USAN-0412
1.786778.109

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	Apri1 25, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 25, 2012